UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments.

FINANCIAL SQUARE FEDERAL FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 42.8%
Federal Farm Credit Bank
$100,000,000	3.000%		03/03/11	$100,714,533
198,700,000	0.392	(a)	06/03/11	198,673,907
150,000,000	0.357	(a)	09/15/11	149,939,321
50,500,000	0.280		10/03/11	50,489,894
91,000,000	0.218	(a)	10/26/11	91,000,000
52,000,000	0.234	(a)	11/02/11	51,999,267
65,000,000	0.193	(a)	11/17/11	64,981,160
79,000,000	0.533	(a)	01/13/12	78,975,445
200,000,000	0.244	(a)	02/03/12	200,000,000
300,000,000	0.229	(a)	04/04/12	299,897,905
24,000,000	0.330	(a)	11/01/12	24,000,000
Federal Home Loan Bank
855,916,000	0.170		12/01/10	855,916,000
169,900,000	0.200		12/01/10	169,900,000
199,894,000	0.155		12/03/10	199,892,279
454,725,000	0.175		12/22/10	454,678,580
20,600,000	0.170		01/05/11	20,596,595
429,030,000	0.170		01/12/11	428,944,909
229,000,000	0.260		01/12/11	228,930,537
404,000,000	0.088	(a)	01/26/11	403,966,664
50,000,000	0.107	(a)	02/01/11	49,997,100
133,500,000	0.166	(a)	05/13/11	133,469,703
123,300,000	0.203	(a)	05/25/11	123,282,248
150,000,000	0.580		06/03/11	150,000,000
180,805,000	0.580		06/10/11	180,826,783
191,000,000	0.153	(a)	07/11/11	190,928,403
200,000,000	0.149	(a)	07/15/11	199,937,250
125,000,000	0.440		07/19/11	124,979,710
143,000,000	0.760		07/19/11	143,210,130
450,000,000	0.166	(a)	08/10/11	449,874,554
41,000,000	0.330		09/15/11	40,992,236
97,000,000	0.320	(b)	12/06/11	96,966,580
194,000,000	0.320	(b)	12/09/11	193,933,159
97,000,000	0.350	(b)	12/13/11	96,966,238
50,000,000	0.470	(b)	12/28/11	50,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$6,298,861,090

U.S. Treasury Obligations — 58.6%
United States Treasury Bills
$56,000,000	0.100%		12/02/10	$55,999,844
1,618,000,000	0.105		12/09/10	1,617,962,247
185,000,000	0.110		12/09/10	184,995,478
89,000,000	0.150		12/09/10	88,994,117
482,000,000	0.125		12/16/10	481,974,896
130,700,000	0.125		12/23/10	130,690,016
97,200,000	0.130		12/23/10	97,192,278
92,600,000	0.135		12/23/10	92,592,360
3,730,900,000	0.150		12/23/10	3,730,556,828
1,036,000,000	0.175	(b)	12/30/10	1,035,858,989
500,000,000	0.130		01/13/11	499,922,361
111,900,000	0.135		01/13/11	111,881,956
United States Treasury Notes
13,000,000	1.000		07/31/11	13,051,142
30,000,000	4.875		07/31/11	30,887,724
89,000,000	1.000		08/31/11	89,454,880
150,000,000	1.000		09/30/11	150,882,923
150,000,000	1.000		10/31/11	150,973,573

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — (continued)
United States Treasury Notes — (continued)
$62,000,000	0.750%	11/30/11	$62,274,471

TOTAL U.S. TREASURY OBLIGATIONS			$8,626,146,083

TOTAL INVESTMENTS — 101.4%			$14,925,007,173

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%			(200,134,591)

NET ASSETS — 100.0%			$14,724,872,582

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2010.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Guarantee Variable Rate Obligations*(a) — 2.8%
Bank of America Corp.
$5,000,000	1.116%		12/02/11	$5,044,138
Citibank N.A.
6,950,000	0.439		03/30/11	6,954,953
19,380,000	0.289		07/12/11	19,386,865
Citigroup Funding, Inc.
46,295,000	0.206		05/05/11	46,289,148
80,865,000	0.246		06/03/11	80,872,944
General Electric Capital Corp.
12,500,000	0.372		03/11/11	12,504,577
9,250,000	1.222		12/09/11	9,343,729
JPMorgan Chase & Co.
110,775,000	0.420		04/01/11	110,850,787
Morgan Stanley & Co.
16,650,000	0.868		03/04/11	16,677,715
422,900,000	0.640		09/22/11	424,295,704
4,900,000	1.147		12/01/11	4,944,620
Regions Financial Corp.
85,700,000	0.943		12/10/10	85,714,410
Wells Fargo & Co.
187,480,000	1.142		12/09/11	189,242,067

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$1,012,121,657

U.S. Government Agency Obligations — 28.6%
Federal Farm Credit Bank(a)
$148,000,000	0.173%		07/15/11	$147,954,116
142,000,000	0.357		09/15/11	142,036,739
135,650,000	0.234		11/02/11	135,648,088
155,000,000	0.193		11/17/11	154,955,074
141,000,000	0.203		12/08/11	140,978,407
150,000,000	0.203		12/09/11	149,976,999
247,000,000	0.178		12/14/11	246,911,198
247,000,000	0.203		01/12/12	246,944,916
166,100,000	0.533		01/13/12	166,048,372
49,800,000	0.330		11/01/12	49,800,000
Federal Home Loan Bank
337,000,000	0.166	(a)	05/13/11	336,923,519
224,700,000	0.540		05/24/11	224,700,000
278,000,000	0.710		06/03/11	278,000,000
303,000,000	0.760		07/19/11	303,445,242
380,000,000	0.700		09/02/11	380,995,989
84,000,000	0.330		09/15/11	83,984,093
65,000,000	0.300		09/30/11	64,997,925
190,000,000	0.260		11/17/11	189,882,907
419,100,000	0.260		11/22/11	418,920,817
162,500,000	0.320	(b)	12/06/11	162,444,012
325,500,000	0.320	(b)	12/09/11	325,387,852
163,000,000	0.350	(b)	12/13/11	162,943,266
150,000,000	0.470	(b)	12/28/11	150,000,000
144,000,000	0.176	(a)	02/13/12	143,963,605
Federal Home Loan Mortgage Corp.
30,336,000	0.362	(a)	03/09/11	30,347,551
208,543,000	0.350	(a)	04/01/11	208,634,379
18,500,000	0.340	(a)	04/07/11	18,507,236
40,600,000	0.196	(a)	05/04/11	40,596,204
552,139,000	0.216	(a)	08/05/11	552,108,648
131,000,000	0.290		09/13/11	130,698,191

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Mortgage Corp. — (continued)
$700,000,000	0.173	%(a)	01/11/12	$699,611,464
490,000,000	0.173	(a)	01/20/12	489,774,772
Federal National Mortgage Association
1,000,000,000	0.520		05/02/11	997,804,445
4,050,000	0.166	(a)	05/13/11	4,049,098
828,000,000	0.500		06/01/11	825,907,000
505,000,000	0.430		07/05/11	503,697,100
400,000,000	0.430		07/07/11	398,958,444
690,000,000	0.320		08/01/11	688,509,600

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$10,397,047,268

U.S. Treasury Obligations — 1.2%
United States Treasury Notes
$176,000,000	1.000%		08/31/11	$176,899,539
125,000,000	1.000		10/31/11	125,821,492
103,700,000	0.750		11/30/11	104,152,165

TOTAL U.S. TREASURY OBLIGATIONS				$406,873,196

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$11,816,042,121

Repurchase Agreements - Unaffiliated Issuers(c) — 65.8%
Barclays Capital, Inc.
$270,700,000	0.220%		12/01/10	$270,700,000
Maturity Value: $270,701,654
Collateralized by Federal Home Loan Mortgage Corp., 4.000%, due 11/01/40. The market value of the collateral, including accrued interest, was $276,114,001.
250,000,000	0.230		12/01/10	250,000,000
Maturity Value: $250,001,597
Collateralized by U.S. Treasury Notes, 3.125% to 4.500%, due 03/31/12 to 09/30/13. The aggregate market value of the collateral, including accrued interest, was $255,000,057.
Credit Suisse Securities (USA) LLC
1,750,000,000	0.240		01/18/11	1,750,000,000
Maturity Value: $1,750,723,333
Settlement Date: 11/17/10
Collateralized by Federal National Mortgage Association, 3.000% to 9.000%, due 06/01/11 to 11/01/48. The aggregate market value of the collateral, including accrued interest, was $1,802,502,573.
Deutsche Bank Securities, Inc.
150,000,000	0.250		12/01/10	150,000,000
Maturity Value: $150,001,042
Collateralized by Federal Home Loan Mortgage Corp., 7.000%, due 03/01/39. The market value of the collateral, including accrued interest, was $154,500,000.
430,000,000	0.230		01/06/11	430,000,000
Maturity Value: $430,101,647
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 5.500%, due 04/01/38 to 12/01/40 and Federal National Mortgage Association, 4.000% to 5.000%, due 04/01/35 to 12/01/40. The aggregate market value of the collateral, including accrued interest, was $442,900,001.

Joint Repurchase Agreement Account I
103,100,000	0.239		12/01/10	103,100,000
Maturity Value: $103,100,684
Joint Repurchase Agreement Account II
20,690,000,000	0.242		12/01/10	20,690,000,000
Maturity Value: $20,690,139,083

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements - Unaffiliated Issuers(c) — (continued)
Merrill Lynch & Co., Inc.
$250,000,000	0.250%	12/01/10	$250,000,000
Maturity Value: $250,001,736
Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 10/01/30, Federal National Mortgage Association, 4.500% to 5.500%, due 07/01/20 to 11/01/40 and Government National Mortgage Association, 5.000%, due 06/20/40. The aggregate market value of the collateral, including accrued interest, was $257,500,000.

UBS Securities LLC
17,300,000	0.210	12/01/10	17,300,000
Maturity Value: $17,300,101
Collateralized by U.S. Treasury Note, 1.125%, due 06/30/11. The market value of the collateral, including accrued interest, was $17,646,029.

TOTAL REPURCHASE AGREEMENTS - UNAFFILIATED ISSUERS			$23,911,100,000

Repurchase Agreements - Affiliated Issuers(c) — 3.4%
Goldman, Sachs & Co.
$50,000,000	0.240%	12/01/10	$50,000,000
Maturity Value: $50,000,333
Collateralized by Federal National Mortgage Association, 4.500%, due 11/01/40. The aggregate market value of the collateral, including accrued interest, was $51,000,001.
350,000,000	0.250	12/01/10	350,000,000
Maturity Value: $350,002,431
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.000%, due 09/01/24 to 11/01/40 and Federal National Mortgage Association, 4.000% to 6.500%, due 08/01/23 to 11/01/40. The aggregate market value of the collateral, including accrued interest, was $357,000,000.

850,000,000	0.240 (d)	01/04/11	850,000,000
Maturity Value: $850,198,333
Collateralized by Government National Mortgage Association, 4.500% to 6.500%, due 12/20/34 to 07/15/40. The aggregate market value of the collateral, including accrued interest, was $867,000,001.

TOTAL REPURCHASE AGREEMENTS - AFFILIATED ISSUERS			$1,250,000,000

TOTAL INVESTMENTS — 101.8%			$36,977,142,121

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%			(643,213,717)

NET ASSETS — 100.0%			$36,333,928,404

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2010.

(b) All or a portion represents a forward commitment.

(c) Unless noted, all repurchase agreements were entered into on November 30, 2010. Additional information on Joint Repurchase Agreement Accounts I & II appears in the Notes to the Schedule of Investments section.

(d) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At November 30, 2010, these securities amounted to $850,000,000 or approximately 2.3% of net assets.

Maturity dates represent either the final maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 18.9%
ABN Amro Funding USA LLC
$25,000,000	0.310%	01/14/11	$24,990,528
150,000,000	0.310	01/28/11	149,925,083
Amstel Funding Corp.
50,000,000	0.380	01/07/11	49,980,472
100,000,000	0.350	01/28/11	99,943,611
Amsterdam Funding Corp.
29,000,000	0.500	12/01/10	29,000,000
50,000,000	0.590	01/19/11	49,959,847
10,000,000	0.620	01/21/11	9,991,217
10,000,000	0.600	01/27/11	9,990,500
Argento Variable Funding Co. LLC
49,000,000	0.370	01/20/11	48,974,819
50,000,000	0.480	04/04/11	49,917,333
50,000,000	0.480	04/05/11	49,916,667
Aspen Funding Corp.
100,087,000	0.300	01/14/11	100,050,301
Atlantis One Funding Corp.
200,000,000	0.240	12/01/10	200,000,000
103,328,000	0.600	01/14/11	103,252,226
Bank of America Corp.
100,000,000	0.300	01/11/11	99,965,833
Barton Capital LLC
61,768,000	0.290	01/10/11	61,748,097
50,000,000	0.300	01/24/11	49,977,500
25,022,000	0.300	01/25/11	25,010,532
30,025,000	0.300	01/26/11	30,010,988
50,041,000	0.300	02/04/11	50,013,895
Charta LLC
75,000,000	0.290	01/06/11	74,978,250
Ciesco LLC
53,000,000	0.290	01/18/11	52,979,507
Citibank Credit Card Issuance Trust (Dakota Corp.)
30,000,000	0.300	12/08/10	29,998,250
60,000,000	0.280	12/29/10	59,986,933
Clipper Receivables Co. LLC
158,000,000	0.600	01/20/11	157,868,333
Gemini Securitization Corp.
196,800,000	0.250	12/01/10	196,800,000
45,000,000	0.290	12/27/10	44,990,575
140,000,000	0.280	02/09/11	139,923,778
Govco LLC
100,000,000	0.290	01/26/11	99,954,889
75,000,000	0.290	02/22/11	74,949,854
Grampian Funding LLC
50,000,000	0.480	04/05/11	49,916,667
Hannover Funding Co. LLC
40,000,000	0.470	01/06/11	39,981,200
50,000,000	0.550	02/14/11	49,942,708
50,000,000	0.700	04/21/11	49,862,917
150,000,000	0.700	05/02/11	149,556,667
50,000,000	0.700	05/02/11	49,852,222
LMA Americas LLC
50,000,000	0.300	01/26/11	49,976,667
50,000,000	0.310	02/22/11	49,964,264
Matchpoint Master Trust
60,000,000	0.350	05/10/11	59,906,667
Nordea Bank AB
150,000,000	0.275	12/22/10	149,975,938
NRW.Bank
398,000,000	0.350	05/09/11	397,384,758
Royal Park Investments SA
50,000,000	0.300	01/27/11	49,976,250

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Straight-A Funding LLC
$70,000,000	0.250%	12/07/10	$69,997,083
Tasman Funding, Inc.
32,177,000	0.320	12/14/10	32,173,282
62,002,000	0.280	12/17/10	61,994,284
40,061,000	0.320	01/20/11	40,043,195
30,000,000	0.320	01/24/11	29,985,600
70,212,000	0.320	01/25/11	70,177,674
Thames Asset Global Securitization, Inc.
154,326,000	0.290	01/07/11	154,280,002
45,508,000	0.290	01/14/11	45,491,870
Ticonderoga Funding LLC
100,000,000	0.300	02/03/11	99,946,667
Variable Funding Capital Corp.
50,000,000	0.270	01/25/11	49,979,375
Windmill Funding Corp.
30,000,000	0.500	12/01/10	30,000,000
152,140,000	0.260	01/13/11	152,092,752
20,000,000	0.600	01/27/11	19,981,000

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$4,227,489,527

Certificate of Deposit — 0.9%
State Street Bank and Trust
$209,000,000	1.000%	03/01/11	$209,000,000

Certificates of Deposit - Eurodollar — 2.7%
Credit Agricole SA
$200,000,000	0.410%	04/18/11	$200,003,825
Credit Industriel et Commercial SA
200,000,000	0.360	02/03/11	200,007,105
Lloyds TSB Bank PLC
200,000,000	0.350	01/04/11	200,000,000

TOTAL CERTIFICATES OF DEPOSIT - EURODOLLAR			$600,010,930

Certificates of Deposit - Yankeedollar — 7.3%
Banco Santander SA
$127,000,000	0.370%	02/10/11	$127,000,000
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA
190,000,000	0.400	10/18/11	190,000,000
Credit Industriel et Commercial SA
200,000,000	0.330	02/04/11	200,003,608
Deutsche Bank AG
200,000,000	0.270	12/13/10	200,000,667
Mitsubishi UFJ Financial Group, Inc.
100,000,000	0.330	01/07/11	100,000,000
100,000,000	0.330	01/19/11	100,000,000
Royal Bank of Scotland Group PLC
348,000,000	0.480	04/11/11	348,000,000
Societe Generale
183,500,000	0.410	04/08/11	183,506,511
Svenska Handelsbanken AB
49,000,000	0.250	12/22/10	49,000,000
Unicredito Italiano SPA
150,000,000	0.645	12/17/10	150,000,000

TOTAL CERTIFICATES OF DEPOSIT - YANKEEDOLLAR			$1,647,510,786

Master Demand Note — 2.2%
Bank of America Securities LLC
$500,000,000	0.300%	01/10/11	$500,000,000

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Municipal Debt Obligations — 1.0%
Texas State TRANS Series 2010
$216,250,000	2.000%		08/31/11	$218,874,470

Time Deposits — 6.9%
Citibank N.A.
$144,700,000	0.220%		12/01/10	$144,700,000
Deutsche Bank AG
500,000,000	0.240		12/01/10	500,000,000
Natixis SA
500,000,000	0.250		12/01/10	500,000,000
Societe Generale
400,000,000	0.220		12/01/10	400,000,000

TOTAL TIME DEPOSITS				$1,544,700,000

U.S. Government Agency Obligations — 12.2%
Federal Farm Credit Bank(a)
$33,000,000	0.218%		01/27/12	$32,985,488
29,500,000	0.330		11/01/12	29,500,000
Federal Home Loan Bank
260,000,000	0.157	(a)	12/01/10	260,000,000
130,000,000	0.166	(a)	05/13/11	129,970,497
122,300,000	0.203	(a)	05/25/11	122,282,392
97,000,000	0.710		06/03/11	97,000,000
96,500,000	0.153	(a)	07/11/11	96,463,827
85,000,000	0.300		10/21/11	85,000,000
13,590,000	0.300		11/08/11	13,589,363
60,000,000	0.320	(b)	12/06/11	59,979,328
120,250,000	0.320	(b)	12/09/11	120,208,569
60,000,000	0.350	(b)	12/13/11	59,979,116
100,000,000	0.470	(b)	12/28/11	100,000,000
54,000,000	0.218	(a)	01/26/12	53,981,026
109,000,000	0.157	(a)	01/30/12	108,954,173
150,000,000	0.156	(a)	02/03/12	149,944,910
159,000,000	0.176	(a)	02/13/12	158,959,814
Federal Home Loan Mortgage Corp.(a)
2,728,000	0.362		03/09/11	2,729,012
11,333,000	0.350		04/01/11	11,337,669
261,800,000	0.340		04/07/11	261,818,038
10,200,000	0.196		05/04/11	10,199,075
69,700,000	0.216		08/05/11	69,690,569
200,000,000	0.173		01/11/12	199,888,990
Federal National Mortgage Association
1,500,000	0.166	(a)	05/13/11	1,499,666
150,000,000	0.430		07/05/11	149,613,000
155,000,000	0.430		07/07/11	154,596,397
200,000,000	0.320		08/01/11	199,568,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$2,739,738,919

U.S. Treasury Obligations — 0.4%
United States Treasury Notes
$10,000,000	1.000%		07/31/11	$10,039,340
29,000,000	4.875		07/31/11	29,858,133
38,950,000	0.750		11/30/11	39,122,042

TOTAL U.S. TREASURY OBLIGATIONS				$79,019,515

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — 1.7%
Colorado Educational & Cultural Facilities Authority VRDN RB Taxable-Nature Conservancy Series 2008 A (Bank of America N.A. SPA)
$15,252,000	0.600%	07/01/33	$15,252,000
Connecticut State Housing Finance Authority Mortgage Finance Program VRDN RB Taxable Series 2010 Subseries A-6 (Bank of America N.A. SPA)
24,860,000	0.350	11/15/39	24,860,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for St. Luke’s Episcopal Hospital Series 2008 B (Bank of America N.A. and Wachovia Bank N.A. SPA)
40,000,000	0.350	02/15/47	40,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 2005 J-1
21,745,000	0.300	11/01/35	21,745,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System, Inc. Series 1997-P2-RMKT (JPMorgan Chase & Co. SPA)
52,500,000	0.260	07/01/27	52,500,000
New York City GO VRDN Taxable Fiscal Series 2008 Subseries J-13 (Lloyds TSB Bank PLC SPA)
18,300,000	0.370	08/01/19	18,300,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp. LOC)
7,000,000	0.300	02/01/35	7,000,000
New York City Transitional Finance Authority VRDN RB Taxable Future Tax Secured Series 2001 B (Westdeutsche Landesbank AG)
41,470,000	0.400	05/01/30	41,470,000
North Carolina State GO VRDN for Public Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA)
37,130,000	0.260	05/01/21	37,130,000
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA)
79,100,000	0.270	03/01/35	79,100,000
Texas State GO VRDN Refunding Taxable Veterans Series 2002 (Landesbank Hessen-Thueringen SPA)
27,085,000	0.300	12/01/21	27,085,000
Texas State GO VRDN Refunding Taxable Veterans Series 2010 B (Sumitomo Mitsui Banking Corp. SPA)
13,350,000	0.260	12/01/31	13,350,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$377,792,000

Variable Rate Obligations(a) — 9.3%
Australia & New Zealand Banking Group Ltd.
$169,000,000	0.283%	01/25/11	$169,000,000
Banco Bilbao Vizcaya Argentaria SA
170,000,000	0.653	07/26/11	170,000,000
Intesa Sanpaolo SPA
190,000,000	0.503	06/14/11	190,000,000
JPMorgan Chase & Co.
280,000,000	0.253	11/21/11	280,000,000
Lloyds TSB Bank PLC
198,000,000	0.286	11/07/11	198,000,000
National Australia Bank Ltd.
100,000,000	0.283	04/06/11	100,003,576
Rabobank Nederland
198,000,000	1.790	04/07/11	198,021,943
98,000,000	0.354	12/16/11	98,000,000
Royal Bank of Scotland Group PLC
150,000,000	0.484	08/23/11	150,000,000

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations(a) — (continued)
Westpac Securities New Zealand Ltd.
$200,000,000	0.373%	12/10/10	$200,000,000
38,000,000	0.299	01/21/11	38,000,000
300,000,000	0.366	11/04/11	300,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$2,091,025,519

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$14,235,161,666

Repurchase Agreements - Unaffiliated Issuers(c) — 34.4%
Bank of America Securities LLC
$100,000,000	0.250%	12/01/10	$100,000,000
Maturity Value: $100,000,694
Collateralized by Federal National Mortgage Association, 4.000%, due 11/01/40. The aggregate market value of the collateral, including accrued interest, was $103,000,000.
Barclays Capital, Inc.
200,000,000	0.580	12/01/10	200,000,000
Maturity Value: $200,003,222
Collateralized by various corporate security issuers, 0.000% to 9.250%, due 04/15/11 to 12/15/38 and various preferred security issuers, 1.260% to 8.500%, due 03/15/17 to 12/31/49. The aggregate market value of the collateral, including accrued interest, was $220,000,293.

BNP Paribas Securities Co.
396,000,000	0.350	12/01/10	396,000,000
Maturity Value: $396,003,850
Collateralized by various corporate security issuers, 0.000% to 13.000%, due 12/01/10 to 04/20/67 and a government security issuer, 6.375%, due 10/23/34. The aggregate market value of the collateral, including accrued interest, was $432,854,321.

100,000,000	0.500	12/01/10	100,000,000
Maturity Value: $100,001,389
Collateralized by a corporate bond, 5.375%, due 11/15/12 and various mortgage-backed obligations, 0.473% to 5.997%, due 06/15/29 to 06/25/47. The aggregate market value of the collateral, including accrued interest, was $109,997,385.

Deutsche Bank Securities, Inc.
100,000,000	0.250	12/01/10	100,000,000
Maturity Value: $100,000,694
Collateralized by Federal National Mortgage Association, 4.000%, due 12/01/30. The market value of the collateral, including accrued interest, was $103,000,000.
292,000,000	0.580	12/01/10	292,000,000
Maturity Value: $292,004,704
Collateralized by various corporate security issuers, 0.000% to 5.000%, due 09/15/11 to 07/15/23 and various preferred security issuers, 0.000% to 8.500%, due 06/15/12 to 12/31/49. The aggregate market value, including accrued interest, was $321,200,601.

260,000,000	0.230	01/06/11	260,000,000
Maturity Value: $260,061,461
Collateralized by Federal Home Loan Mortgage Corp., 5.500%, due 01/01/40. The market value of the collateral, including accrued interest, was $267,800,000.
Joint Repurchase Agreement Account I
39,500,000	0.239	12/01/10	39,500,000
Maturity Value: $39,500,262
Joint Repurchase Agreement Account II
5,895,000,000	0.242	12/01/10	5,895,000,000
Maturity Value: $5,895,039,628

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements - Unaffiliated Issuers(c) — (continued)
Wells Fargo Securities LLC
$325,000,000	0.430%	12/01/10	$325,000,000
Maturity Value: $325,003,882
Collateralized by various corporate security issuers, 3.000% to 10.000%, due 12/15/12 to 12/16/39, various government security issuers, 5.500%, due 12/04/23 to 04/26/24, various mortgage-backed obligations, 0.524% to 5.906%, due 12/15/17 to 12/12/44 and a municipal bond, 2.030%, due 12/01/33. The aggregate market value of the collateral, including accrued interest, was $338,116,045.

TOTAL REPURCHASE AGREEMENTS - UNAFFILIATED ISSUERS			$7,707,500,000

Repurchase Agreements - Affiliated Issuers(c) — 3.3%
Goldman, Sachs & Co.
$75,000,000	0.240%	12/01/10	$75,000,000
Maturity Value: $75,000,500
Collateralized by Federal Home Loan Mortgage Corp., 5.500%, due 03/01/40. The market value of the collateral, including accrued interest, was $76,500,001.
150,000,000	0.250	12/01/10	150,000,000
Maturity Value: $150,001,042
Collateralized by Government National Mortgage Association, 4.500% to 5.000%, due 06/15/39 to 08/20/40. The aggregate market value of the collateral, including accrued interest, was $153,000,001.
525,000,000	0.240	01/04/11	525,000,000
Maturity Value: $525,122,500
Collateralized by Government National Mortgage Association, 4.500% to 6.000%, due 08/15/39 to 08/15/40. The aggregate market value of the collateral, including accrued interest, was $535,500,001.

TOTAL REPURCHASE AGREEMENTS - AFFILIATED ISSUERS			$750,000,000

TOTAL INVESTMENTS — 101.2%			$22,692,661,666

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%			(279,424,334)

NET ASSETS — 100.0%			$22,413,237,332

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2010.

(b) All or a portion represents a forward commitment.

(c) Unless noted, all repurchase agreements were entered into on November 30, 2010. Additional information on Joint Repurchase Agreement Accounts I & II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Investment Abbreviations:
GO	— General Obligation
LOC	— Letter of Credit
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificate of Deposit — 1.4%
State Street Bank and Trust
$385,000,000	1.000%	03/01/11	$385,000,000

Commercial Paper and Corporate Obligations — 31.2%
Amstel Funding Corp.
$99,000,000	0.380%	01/07/11	$98,961,335
150,000,000	0.350	01/28/11	149,915,417
Amsterdam Funding Corp.
35,000,000	0.500	12/01/10	35,000,000
20,000,000	0.620	01/21/11	19,982,433
20,000,000	0.600	01/27/11	19,981,000
Argento Variable Funding Co. LLC
100,000,000	0.370	01/20/11	99,948,611
40,000,000	0.480	04/04/11	39,933,867
75,000,000	0.480	04/05/11	74,875,000
Aspen Funding Corp.
175,000,000	0.290	01/14/11	174,937,972
Atlantic Asset Securitization LLC
56,080,000	0.300	01/10/11	56,061,307
Atlantis One Funding Corp.
300,000,000	0.240	12/01/10	300,000,000
160,000,000	0.600	01/14/11	159,882,667
Bank of America Corp.
500,000,000	0.300	01/11/11	499,829,167
Barton Capital LLC
45,021,000	0.270	12/17/10	45,015,597
85,026,000	0.300	01/24/11	84,987,738
Cafco LLC
200,000,000	0.290	01/05/11	199,943,611
88,550,000	0.290	01/21/11	88,513,621
Chariot Funding LLC
81,000,000	0.300	02/16/11	80,948,025
Ciesco LLC
83,750,000	0.290	01/21/11	83,715,593
Citibank Credit Card Issuance Trust (Dakota Corp.)
377,000,000	0.280	12/06/10	376,985,339
Clipper Receivables Co. LLC
210,000,000	0.600	01/20/11	209,825,000
CRC Funding LLC
75,000,000	0.290	01/06/11	74,978,250
Gemini Securitization Corp.
80,000,000	0.290	12/27/10	79,983,244
150,000,000	0.280	02/08/11	149,919,500
Govco LLC
100,000,000	0.290	01/12/11	99,966,167
125,000,000	0.290	01/21/11	124,948,646
100,000,000	0.290	01/24/11	99,956,500
173,000,000	0.290	02/22/11	172,884,330
Grampian Funding LLC
195,000,000	0.330	01/04/11	194,939,225
195,000,000	0.480	04/04/11	194,677,600
100,000,000	0.480	04/05/11	99,833,333
Hannover Funding Co. LLC
100,000,000	0.470	01/06/11	99,953,000
100,000,000	0.500	01/10/11	99,944,444
75,000,000	0.550	02/14/11	74,914,063
74,000,000	0.700	04/21/11	73,797,117
LMA Americas LLC
50,000,000	0.290	01/25/11	49,977,847
100,000,000	0.300	01/26/11	99,953,333
95,900,000	0.290	01/27/11	95,855,966
89,900,000	0.300	02/16/11	89,842,314

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
LMA Americas LLC — (continued)
$50,000,000	0.300%	02/22/11	$49,965,417
60,300,000	0.310	02/22/11	60,256,902
Matchpoint Master Trust
140,184,000	0.270	12/03/10	140,181,897
72,706,000	0.620	01/25/11	72,637,131
75,000,000	0.350	05/10/11	74,883,333
Newport Funding Corp.
125,000,000	0.290	01/14/11	124,955,694
150,000,000	0.290	01/24/11	149,934,750
Regency Markets No. 1 LLC
70,544,000	0.285	12/08/10	70,540,091
53,474,000	0.300	01/18/11	53,452,610
Royal Park Investments SA
175,000,000	0.320	12/08/10	174,989,111
101,000,000	0.300	01/10/11	100,966,333
298,000,000	0.310	01/10/11	297,897,356
100,000,000	0.300	01/27/11	99,952,500
Salisbury Receivables Co. LLC
80,000,000	0.290	01/03/11	79,978,733
Straight-A Funding LLC
340,433,000	0.250	12/06/10	340,421,180
Tasman Funding, Inc.
115,111,000	0.330	01/12/11	115,066,682
110,138,000	0.330	01/14/11	110,093,578
52,000,000	0.320	01/20/11	51,976,889
50,000,000	0.320	01/24/11	49,976,000
Thames Asset Global Securitization, Inc.
114,326,000	0.290	01/07/11	114,291,925
96,799,000	0.400	04/18/11	96,650,575
Ticonderoga Funding LLC
40,000,000	0.300	01/04/11	39,988,667
105,096,000	0.300	01/05/11	105,065,347
130,100,000	0.300	01/13/11	130,053,381
90,080,000	0.300	01/18/11	90,043,968
167,083,000	0.300	01/25/11	167,006,420
Variable Funding Capital Corp.
200,000,000	0.300	01/19/11	199,918,333
154,721,000	0.270	01/25/11	154,657,178
Windmill Funding Corp.
35,000,000	0.500	12/01/10	35,000,000
100,000,000	0.590	01/18/11	99,921,333
40,000,000	0.600	01/27/11	39,962,000

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$8,366,253,493

Master Demand Note — 1.9%
Bank of America Securities LLC
$500,000,000	0.300%	01/10/11	$500,000,000

Municipal Debt Obligations — 1.1%
Texas State TRANS Series 2010
$283,100,000	2.000%	08/31/11	$286,522,694

Time Deposit — 1.6%
Citibank N.A.
$417,500,000	0.220%	12/01/10	$417,500,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 20.9%
Federal Farm Credit Bank(a)
$100,000,000	0.203%		12/08/11	$99,984,685
100,000,000	0.203		12/09/11	99,986,104
66,000,000	0.218		01/27/12	65,970,976
43,240,000	0.330		11/01/12	43,240,000
Federal Home Loan Bank
440,000,000	0.157	(a)	12/01/10	440,000,000
200,000,000	0.144	(a)	12/06/10	200,000,000
210,000,000	0.088	(a)	01/26/11	209,982,475
202,000,000	0.166	(a)	05/13/11	201,954,157
182,500,000	0.203	(a)	05/25/11	182,473,725
233,000,000	0.710		06/03/11	233,000,000
175,000,000	0.153	(a)	07/11/11	174,934,401
45,300,000	0.300		10/21/11	45,300,000
260,000,000	0.260		11/17/11	259,839,768
74,651,000	0.320	(b)	12/06/11	74,625,280
149,250,000	0.320	(b)	12/09/11	149,198,577
74,600,000	0.350	(b)	12/13/11	74,574,035
110,000,000	0.470	(b)	12/28/11	110,000,000
95,000,000	0.218	(a)	01/26/12	94,966,620
190,000,000	0.157	(a)	01/30/12	189,920,118
349,000,000	0.156	(a)	02/03/12	348,871,823
277,000,000	0.176	(a)	02/13/12	276,929,991
Federal Home Loan Mortgage Corp.(a)
4,300,000	0.362		03/09/11	4,301,596
17,800,000	0.350		04/01/11	17,807,333
10,750,000	0.340		04/07/11	10,754,204
21,547,000	0.196		05/04/11	21,544,929
133,700,000	0.216		08/05/11	133,683,906
400,000,000	0.173		01/11/12	399,777,979
Federal National Mortgage Association
350,000,000	0.520		05/02/11	349,231,556
2,350,000	0.166	(a)	05/13/11	2,349,477
295,000,000	0.430		07/05/11	294,238,900
290,000,000	0.430		07/07/11	289,244,872
500,000,000	0.320		08/01/11	498,920,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$5,597,607,487

U.S. Government Guarantee Variable Rate Obligation*(a) — 0.4%
Wells Fargo & Co.
$97,500,000	1.142%		12/09/11	$98,416,271

U.S. Treasury Obligations — 0.5%
United States Treasury Notes
$22,000,000	1.000%		07/31/11	$22,086,549
56,000,000	4.875		07/31/11	57,657,085
47,799,000	0.750		11/30/11	48,010,127

TOTAL U.S. TREASURY OBLIGATIONS				$127,753,761

Variable Rate Municipal Debt Obligations(a) — 4.0%
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C
$89,915,000	0.270%		06/01/41	$89,915,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M
50,215,000	0.270		04/01/38	50,215,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A
46,100,000	0.260		04/01/32	46,100,000
Colorado Educational & Cultural Facilities Authority VRDN RB Taxable-Nature Conservancy Series 2008 A (Bank of America N.A. SPA)
10,000,000	0.600		07/01/33	10,000,000
District of Columbia GO VRDN Refunding Series 2008 D RMKT (Wells Fargo Bank N.A. LOC)
89,320,000	0.290		06/01/34	89,320,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Obligation Series 2009 C (Wells Fargo Bank N.A. LOC)
$53,275,000	0.270%	11/01/39	$53,275,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 B (JPMorgan Chase & Co. SPA)
35,090,000	0.280	10/01/41	35,090,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 1996 F
30,500,000	0.300	11/01/26	30,500,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA)
46,470,000	0.300	02/01/24	46,470,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC)
62,705,000	0.300	08/01/20	62,705,000
New York City GO VRDN Taxable Fiscal Series 2008 Subseries J-13 (Lloyds TSB Bank PLC SPA)
27,500,000	0.320	08/01/19	27,500,000
New York City GO VRDN Taxable Fiscal Series 2008 Subseries J-14 (Lloyds TSB Bank PLC SPA)
55,695,000	0.370	08/01/19	55,695,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp. LOC)
90,000,000	0.300	02/01/35	90,000,000
New York City Transitional Finance Authority VRDN RB Taxable Future Tax Secured Series 2001 B (Westdeutsche Landesbank AG)
75,640,000	0.400	05/01/30	75,640,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health System Series 2005 B (Wells Fargo Bank N.A. SPA)
90,200,000	0.270	06/01/28	90,200,000
North Carolina State GO VRDN for Public Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA)
23,195,000	0.260	05/01/21	23,195,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wachovia Bank N.A. SPA)
115,000,000	0.270	02/01/34	115,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 A (Wells Fargo Bank N.A. SPA)
95,000,000	0.260	11/15/38	95,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$1,085,820,000

Variable Rate Obligations(a) — 2.5%
JPMorgan Chase & Co.
$400,000,000	0.253%	11/21/11	$400,000,000
Wachovia Corp.
273,862,000	0.419	10/15/11	273,979,307

TOTAL VARIABLE RATE OBLIGATIONS			$673,979,307

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$17,538,853,013

Repurchase Agreements - Unaffiliated Issuers(c) — 32.0%
Bank of America Securities LLC
$150,000,000	0.250%	12/01/10	$150,000,000
Maturity Value: $150,001,042
Collateralized by Federal National Mortgage Association, 4.500% to 5.500%, due 12/01/38 to 11/01/40. The aggregate market value of the collateral, including accrued interest, was $153,000,000.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements - Unaffiliated Issuers(c) — (continued)
Barclays Capital, Inc.
$79,300,000	0.220%	12/01/10	$79,300,000
Maturity Value: $79,300,485
Collateralized by Government National Mortgage Association, 4.500% to 5.000%, due 06/15/38 to 11/20/40. The aggregate market value of the collateral, including accrued interest, was $80,886,000.
Deutsche Bank Securities, Inc.
250,000,000	0.250	12/01/10	250,000,000
Maturity Value: $250,001,736
Collateralized by Federal National National Mortgage Association, 3.500% to 4.000%, due 11/01/40. The aggregate market value of the collateral, including accrued interest, was 257,500,000.
310,000,000	0.230	01/06/11	310,000,000
Maturity Value: $310,073,281
Collateralized by Federal Home Loan Mortgage Corp., 5.500%, due 08/01/40. The market value of the collateral, including accrued interest, was $319,300,000.
Joint Repurchase Agreement Account I
30,300,000	0.239	12/01/10	30,300,000
Maturity Value: $30,300,201
Joint Repurchase Agreement Account II
7,270,000,000	0.242	12/01/10	7,270,000,000
Maturity Value: $7,270,048,871
Wells Fargo Securities LLC
475,000,000	0.430	12/01/10	475,000,000
Maturity Value: $475,005,674
Collateralized by various corporate issuers, 0.503% to 9.875%, due 02/15/11 to 06/15/19, various mortgage-backed obligations, 0.333% to 8.750%, due 04/15/22 to 12/29/49, various government issuers, 0.000% to 5.500%, due 09/15/14 to 09/18/33. The aggregate market value of the collateral, including accrued interest, was $496,472,467.

TOTAL REPURCHASE AGREEMENTS - UNAFFILIATED ISSUERS			$8,564,600,000

Repurchase Agreements - Affiliated Issuers(c) — 3.7%
Goldman, Sachs & Co.
$100,000,000	0.240%	12/01/10	$100,000,000
Maturity Value: $100,000,667
Collateralized by Government National Mortgage Association, 3.500% to 12.500%, due 02/15/11 to 11/20/40. The aggregate market value of the collateral, including accrued interest, was $102,000,000.
275,000,000	0.250	12/01/10	275,000,000
Maturity Value: $275,001,910
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.000%, due 05/01/19 to 11/01/40 and Federal National Mortgage
Association, 4.000% to 8.000%, due 09/01/18 to 10/01/40. The aggregate market value of the collateral, including accrued interest, was $280,500,000.
625,000,000	0.240	01/04/11	625,000,000
Maturity Value: $625,145,833
Collateralized by Government National Mortgage Association, 4.500% to 6.000%, due 12/15/36 to 10/20/40. The aggregate market value of the collateral, including accrued interest, was $637,500,001.

TOTAL REPURCHASE AGREEMENTS - AFFILIATED ISSUERS			$1,000,000,000

TOTAL INVESTMENTS — 101.2%			$27,103,453,013

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%			(333,225,738)

NET ASSETS — 100.0%			$26,770,227,275

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2010.

(b) All or a portion represents a forward commitment.

(c) Unless noted, all repurchase agreements were entered into on November 30, 2010. Additional information on Joint Repurchase Agreement Accounts I & II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

Investment Abbreviations:
COPS	— Certificates of Participation
GO	— General Obligation
LOC	— Letter of Credit
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 99.9%
California — 98.4%
Abag Finance Authority for Non-Profit Corps. VRDN RB for Sharp Healthcare Series 2009 C (Citibank N.A. LOC)
$3,100,000	0.280%	08/01/35	$3,100,000
Abag Finance Authority for Non-Profit Corps. VRDN RB for Sharp Healthcare Series 2009 D (Citibank N.A. LOC)
400,000	0.280	08/01/35	400,000
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 (Citibank N.A. SPA)(a)
2,815,000	0.300	04/01/47	2,815,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floater Certificates Series 2009-54C (Wells Fargo & Co.)(b)
1,700,000	0.500	04/01/39	1,700,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citigroup N.A. SPA)(a)
900,000	0.300	04/01/14	900,000
California Educational Facilities Authority for Stanford University CP Series 2010
5,400,000	0.380	08/03/11	5,400,000
California Educational Facilities Authority VRDN RB Putters for Claremont McKenna College Series 2009-3580 (JPMorgan Chase & Co.)(a)
2,600,000	0.300	01/01/16	2,600,000
California Health Facilities Financing Authority RB Refunding for Stanford Hospital Putters Series 2008 A-3
2,000,000	3.450	11/15/40	2,032,174
California Health Facilities Financing Authority VRDN RB Adventist Health System/West Series 2009 B (U.S. Bank N.A. LOC)
1,100,000	0.240	09/01/38	1,100,000
California Health Facilities Financing Authority VRDN RB for Catholic West Health Facilities Series 2005-I (Bank of America N.A. LOC)
2,800,000	0.270	07/01/35	2,800,000
California Health Facilities Financing Authority VRDN RB for Catholic West Series 2005 H (Bank of America N.A. LOC)
1,500,000	0.280	07/01/35	1,500,000
California Health Facilities Financing Authority VRDN RB for Providence Health Putters Series 2010-3630 (JPMorgan Chase & Co.)(a)
3,660,000	0.300	10/01/17	3,660,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 B (Wachovia Bank N.A. LOC)
1,975,000	0.270	10/01/31	1,975,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 E (Bank of America N.A. LOC)
640,000	0.280	10/01/31	640,000
California Health Facilities Financing Authority VRDN RB for Stanford Hospital Floaters Series 2010-3193 (Morgan Stanley & Co.)(a)
1,400,000	0.310	11/15/36	1,400,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3338 (JPMorgan Chase & Co. SPA)(a)
885,000	0.300	11/15/14	885,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2010-3765 (JPMorgan Chase & Co.)(a)
2,000,000	0.300	05/15/39	2,000,000
California Health Facilities Financing Authority VRDN RB Sutter Health Series 2007-1858 (Wells Fargo Bank N.A. SPA)(a)
2,898,000	0.300	11/15/42	2,898,000
California Infrastructure & Economic Development Bank VRDN RB California Academy of Sciences Series 2008 C (Bank of Nova Scotia LOC)
3,000,000	0.260	09/01/38	3,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
California Infrastructure & Economic Development Bank VRDN RB California Academy of Sciences Series 2008 F (Wells Fargo Bank N.A. LOC)
$1,385,000	0.260%	09/01/38	$1,385,000
California Institute of Technology VRDN RB Floaters Certificates Series 2009-42C (Wells Fargo Bank N.A.)(a)
1,000,000	0.290	11/01/39	1,000,000
California State Department of Water Resources CP Series 2010 (Landesbank Hessen-Thueringen SPA)
2,003,000	0.310	12/01/10	2,003,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-1 (California State Teachers Retirement System and Wells Fargo Bank N.A.)
1,000,000	0.300	05/01/22	1,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC)
1,000,000	0.300	05/01/22	1,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-11 (KBC Bank N.V. LOC and Bank of Nova Scotia LOC)
1,000,000	0.320	05/01/22	1,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank AG LOC)
200,000	0.350	05/01/22	200,000
California State Department of Water Resources VRDN RB Putters Series 2009-3361 (NATL-RE) (JPMorgan Chase & Co. SPA)(a)
3,125,000	0.300	06/01/13	3,125,000
California State Department of Water Resources VRDN RB ROCS-R-II R-11552 Central Valley Project Series 2008 (BHAC) (Citibank N.A. SPA)(a)
700,000	0.300	12/01/11	700,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC) (Citibank N.A.)(a)
3,000,000	0.310	05/01/16	3,000,000
California Statewide Communities Development Authority CP Series 2010
1,500,000	0.370	03/01/11	1,500,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010
2,500,000	0.370	06/08/11	2,500,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010 S-K
5,500,000	0.380	04/05/11	5,500,000
California Statewide Communities Development Authority TRANS Series 2010 A-10
5,000,000	1.500	04/29/11	5,023,852
California Statewide Communities Development Authority VRDN PCRB Refunding for Chevron USA, Inc. Project Series 2002
1,000,000	0.230	05/15/24	1,000,000
California Statewide Communities Development Authority VRDN RB Floaters for Kaiser Permanente Series 2008-2635 (BHAC) (Morgan Stanley & Co.)(a)
1,405,000	0.300	04/01/33	1,405,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 B (UBS AG LOC)
2,000,000	0.340	08/15/36	2,000,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 C (Wells Fargo Bank N.A. LOC)
2,000,000	0.270	08/15/27	2,000,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Morgan Stanley & Co. SPA)(a)
4,035,000	0.310	08/01/32	4,035,000
East Bay Municipal Utility District Water System CP Series 2010 (JPMorgan Chase & Co. LOC)
2,000,000	0.320	12/01/10	2,000,000
Fresno California VRDN RB for Trinity Health Credit Series 2000 C (Landesbank Hessen-Thueringen and Chase Bank USA N.A. SPA)
2,000,000	0.320	12/01/30	2,000,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Glendale California VRDN COPS for Police Building Project Series 2000 (JPMorgan Chase & Co. SPA)
$2,800,000	0.300%	06/01/30	$2,800,000
Irvine Ranch California Water District GO VRDN Consolidated Improvement Districts Series 1989 (Landesbank Baden-Wurttemberg LOC)
2,900,000	0.270	06/01/15	2,900,000
Long Beach Unified School District GO VRDN Floaters Series 2009-3022 (Morgan Stanley & Co.)(a)
3,065,000	0.310	08/01/33	3,065,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA)
5,095,000	0.310	12/15/24	5,095,000
Los Angeles County GO TRANS Series 2010
7,115,000	2.000	06/30/11	7,165,291
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA)
7,000,000	0.270	04/15/28	7,000,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA)
2,236,000	0.270	04/15/28	2,236,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 A-1 (Bank of Nova Scotia SPA)
8,650,000	0.260	07/01/23	8,650,000
675,000	0.260	07/01/23	675,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-3 (Sumitomo Mitsui Banking Corp. LOC)
1,000,000	0.270	07/01/25	1,000,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-4 (U.S. Bank N.A. LOC)
600,000	0.270	07/01/25	600,000
Los Angeles County VRDN RB ROCS-RR-II R-13101 CE Series 2010 (Citibank N.A.)(a)
1,300,000	0.320	06/30/11	1,300,000
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB Floater Series 2010-27B (Barclays Bank PLC)(a)
1,600,000	0.270	05/15/40	1,600,000
Los Angeles Department of Airports VRDN RB ROCS RR-II R-11881 Series 2010 (Citibank N.A.)(a)
2,500,000	0.300	05/15/18	2,500,000
Los Angeles Unified School District GO TRANS Series 2010 A
1,500,000	2.000	06/30/11	1,511,451
Los Angeles Unified School District VRDN COPS Administration Building Project Series 2008 A (Bank of America N.A. LOC)
1,500,000	0.320	10/01/24	1,500,000
Metropolitan Water District Southern California Waterworks Municipal Trust Receipts VRDN RB Floaters Series 2009-8B Reg. D (Barclays Bank PLC SPA)(a)
2,800,000	0.270	07/01/35	2,800,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2001 C-1 (Lloyds TSB Bank PLC SPA)
3,900,000	0.270	07/01/36	3,900,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2001 C-2 (Lloyds TSB Bank PLC SPA)
1,120,000	0.270	07/01/36	1,120,000
Newport Beach California VRDN RB for Hoag Memorial Hospital ROCS RR-II R-11753 Series 2009 (Citibank N.A. SPA)(a)
1,000,000	0.300	06/01/13	1,000,000
Newport Beach California VRDN RB Refunding for Hoag Memorial Hospital Series 2008 D (Bank of America N.A. LOC)
525,000	0.270	12/01/40	525,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA)
$1,100,000	0.280%	11/15/28	$1,100,000
Orange County Apartment Development VRDN RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA LOC)
200,000	0.280	06/15/37	200,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase & Co.)(a)
3,000,000	0.300	08/01/15	3,000,000
Orange County Sanitation District VRDN COPS Series 2000 A (Dexia Credit Local SPA)
1,200,000	0.280	08/01/29	1,200,000
Orange County Sanitation District VRDN COPS Series 2000 B (Dexia Credit Local SPA)
1,500,000	0.280	08/01/30	1,500,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase & Co.)(a)
2,000,000	0.300	02/15/18	2,000,000
Pasadena California Certificates Partner VRDN COPS Series 2008 A (Bank of America N.A. LOC)
3,700,000	0.320	02/01/35	3,700,000
Riverside County Transportation Commission Sales Tax VRDN RB Limited Tax Series 2009 B (JPMorgan Chase & Co. SPA)
1,500,000	0.310	06/01/29	1,500,000
Riverside Electric Revenue VRDN RB Putters Series 2009-3515 (JPMorgan Chase & Co. SPA)(a)
5,000,000	0.350	10/01/32	5,000,000
Riverside Water Revenue VRDN RB Refunding Series 2008 A (Bank of America N.A. SPA)
1,585,000	0.320	10/01/35	1,585,000
Sacramento California Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp. LOC)
6,000,000	0.270	11/01/34	6,000,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 (FNMA LOC)
2,600,000	0.280	07/15/29	2,600,000
Sacramento Transportation Authority Sales Tax VRDN RB LTD Tax Measure Series 2009 A (Barclays Bank PLC)
4,000,000	0.250	10/01/38	4,000,000
San Bernardino County Flood Control District VRDN RB Series 2008 (UBS AG LOC)
5,500,000	0.280	08/01/37	5,500,000
San Bernardino County GO TRANS Series 2010 A
5,125,000	2.000	06/30/11	5,172,495
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase & Co. SPA)(a)
700,000	0.300	02/01/17	700,000
San Diego Community College District GO VRDN Putters Series 2010-3676Z (AGM) (JPMorgan Chase & Co.)(a)
3,335,000	0.300	11/01/13	3,335,000
San Diego County & School District TRANS Series 2010 A
2,000,000	2.000	06/30/11	2,018,654
San Diego County Water Authority Austin Trust Certificates VRDN COPS Series 2008-3001X (Bank of America N.A. SPA)(a)
1,790,000	0.340	05/01/32	1,790,000
San Diego County Water Authority CP Series 2010 (Bayerische Landesbank SPA)
4,500,000	0.330	12/01/10	4,500,000
San Diego County Water Authority CP Series 2010-2 (BNP Paribas N.A. SPA)
3,000,000	0.300	12/01/10	3,000,000
2,000,000	0.300	01/03/11	2,000,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 Series 2007 (Citibank N.A. SPA)(a)
1,480,000	0.290	08/01/15	1,480,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
San Francisco City & County Unified School District GO TRANS Series 2010
$3,000,000	2.000%	06/30/11	$3,027,094
San Mateo County Community College District GO Bonds for Election of 2005 Series 2006 A
1,000,000	4.500	09/01/11	1,030,542
San Mateo County Community College District GO VRDN Floaters Series 2010-3166 (Morgan Stanley & Co.)(a)
500,000	0.300	09/01/38	500,000
Santa Clara County Financing Authority VRDN RB Camino Hospital Series 2009 A (Wells Fargo & Co. LOC)
1,700,000	0.270	02/01/44	1,700,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D RMKT (Sumitomo Mitsui Banking Corp. SPA)
5,000,000	0.280	04/01/36	5,000,000
Southern California Public Power Authority Project VRDN RB Series 2009 (Bank of America N.A. LOC)
2,795,000	0.280	07/01/36	2,795,000
Torrance VRDN RB for Torrance Memorial Medical Center Series 2010 B (Citibank N.A. LOC)
2,500,000	0.270	09/01/45	2,500,000
University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA)(a)
1,500,000	0.270	05/15/39	1,500,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase & Co. SPA)(a)
3,800,000	0.300	05/15/14	3,800,000
University of California VRDN RB Putters Series 2009-3368 (JPMorgan Chase & Co. SPA)(a)
1,500,000	0.300	11/15/16	1,500,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Series 2010-3144 (Morgan Stanley & Co.)(a)
4,600,000	0.300	10/01/38	4,600,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Trust Series 2009-11B Reg. D (Barclays Bank PLC SPA)(a)
2,300,000	0.270	10/01/38	2,300,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3424 (JPMorgan Chase & Co. SPA)(a)
1,000,000	0.300	10/01/16	1,000,000
Victor Valley Community College GO VRDN Floater Certificates Series 2009-34C (Wells Fargo & Co.)(a)
3,700,000	0.270	08/01/44	3,700,000

			240,958,553

Puerto Rico(a) — 1.5%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3034 (Morgan Stanley Municipal Products)
450,000	0.350	08/01/57	450,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA)
3,200,000	0.350	08/01/57	3,200,000

			3,650,000

TOTAL INVESTMENTS — 99.9%			$244,608,553

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			245,570

NET ASSETS — 100.0%			$244,854,123

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2010, these securities amounted to $82,543,000 or approximately 33.7% of net assets.

(b) Security not registered under the Securities Act of 1933, as amended. Security has been determined to be illiquid by the Investment Adviser. At November 30, 2010, this security amounted to $1,700,000 or approximately 0.7% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
LOC	— Letter of Credit
LTD	— Limited
MF Hsg.	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
PCRB	— Pollution Control Revenue Bond
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 100.4%
New York — 98.5%
Battery Park City Authority VRDN RB Floater Trust Receipt Series 2010-1B (Barclays Bank PLC)(a)
$3,275,000	0.280%	11/01/34	$3,275,000
Buffalo Municipal Water Finance Authority Water System VRDN RB Refunding Series 2008 (JPMorgan Chase & Co. LOC)
4,750,000	0.260	07/01/35	4,750,000
Long Island Power Authority Electric System CP Series 2010 A-2 (JPMorgan Chase & Co. LOC)
1,500,000	0.290	01/13/11	1,500,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC)
2,500,000	0.330	05/01/33	2,500,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1B RMKT (State Street Bank & Trust Co. LOC)
1,300,000	0.240	05/01/33	1,300,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC)
1,200,000	0.310	05/01/33	1,200,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Eagle Series 2006-0133 Class A (BHAC) (Citibank N.A.)(a)
1,900,000	0.300	11/15/36	1,900,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC)
995,000	0.280	11/01/34	995,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-2 (BNP Paribas LOC)
1,865,000	0.280	11/01/34	1,865,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-3 (Lloyds TSB Bank PLC LOC)
2,600,000	0.280	11/01/34	2,600,000
Nassau County GO RANS Series 2010 A
2,000,000	1.250	03/15/11	2,004,724
Nassau County IDA Civic Facility VRDN RB for Cold Spring Harbor Laboratory Series 2008 RMKT (JPMorgan Chase & Co. SPA)
300,000	0.250	01/01/42	300,000
Nassau County IDA Civic Facility VRDN RB Refunding & Improvement for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A. SPA)
4,400,000	0.250	01/01/34	4,400,000
Nassau County Interim Finance Authority RB Sales Tax Secured Series 2001 A-1 (AMBAC)
900,000	4.375	11/15/11	933,324
Nassau Health Care Corp. VRDN RB Series 2009 (Wachovia Bank N.A. LOC)
4,000,000	0.320	01/06/11	4,000,000
New York City GO Bonds Series 2002 A
2,200,000	5.500	08/01/11	2,274,521
New York City GO Bonds Series 2004 I
1,230,000	5.000	08/01/11	1,268,244
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A. SPA)(a)
700,000	0.300	05/15/17	700,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC)
1,200,000	0.300	08/01/22	1,200,000
New York City GO VRDN Series 1993 Subseries A-4 (Westdeutsche Landesbank AG LOC)
1,200,000	0.300	08/01/23	1,200,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City GO VRDN Series 1993 Subseries B-2 (JPMorgan Chase & Co. LOC)
$1,100,000	0.280%	08/15/21	$1,100,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC)
500,000	0.270	08/01/31	500,000
New York City GO VRDN Series 2005 Subseries E-2 (Bank of America N.A. LOC)
200,000	0.290	08/01/34	200,000
New York City GO VRDN Series 2006 Subseries I-3 (Bank of America N.A. LOC)
300,000	0.300	04/01/36	300,000
New York City GO VRDN Series 2010 Subseries G-4 (Barclays Bank PLC)
2,000,000	0.300	03/01/39	2,000,000
New York City Health & Hospital Corp. RB Health Systems Refunding Series 2003 A (AMBAC)
1,000,000	5.000	02/15/11	1,008,659
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 B (GO of Corp.) (TD Bank N.A. LOC)
2,000,000	0.310	02/15/31	2,000,000
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 C (TD Bank N.A. LOC)
3,500,000	0.260	02/15/31	3,500,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA)
1,800,000	0.250	04/15/36	1,800,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA)
1,000,000	0.250	10/15/41	1,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA)
1,000,000	0.250	03/15/36	1,000,000
New York City IDA Civic Facility VRDN RB ROCS RR II R-11558 Series 2008 (BHAC) (Citibank N.A.)(a)
2,700,000	0.310	04/01/11	2,700,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Second General Fiscal Series 2007 BB-2 (Bank of America N.A. SPA)
1,000,000	0.340	06/15/35	1,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB for Second General Series 2010 DD-2 (Bank of New York SPA)
1,000,000	0.230	06/15/43	1,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB for Second General Series 2010 DD-3A (U.S. Bank N.A. SPA)
1,000,000	0.260	06/15/43	1,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB for Second General Series 2010 DD-3B (California State Teachers Retirement System SPA)
1,000,000	0.270	06/15/43	1,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-406 Series 2005 (Citibank N.A. SPA)(a)
240,000	0.300	06/15/13	240,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second General Resolution Series 2006-CC-1 (Bank of Nova Scotia SPA)
500,000	0.250	06/15/38	500,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank SPA)
200,000	0.300	06/15/35	200,000

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-2 (Lloyds TSB Bank PLC SPA)
$300,000	0.240%	06/15/24	$300,000
New York City Transitional Finance Authority RB Future Tax Secured Series 2009 A
1,300,000	2.000	05/01/11	1,309,077
New York City Transitional Finance Authority RB Refunding for Future Tax Secured Series 2004 D2(b)
1,335,000	5.000	11/01/11	1,390,776
New York City Transitional Finance Authority VRDN RB Eagle Series 2007-0019 Class A (Citibank N.A. SPA)(a)
400,000	0.300	11/01/30	400,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (JPMorgan Chase & Co. SPA)
500,000	0.280	11/15/22	500,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA)
350,000	0.280	11/15/28	350,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2002 Subseries C4 (Landesbank Hessen-Thueringen SPA)
700,000	0.300	08/01/31	700,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank SPA)
400,000	0.340	11/01/22	400,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3G (Bank of New York SPA)
200,000	0.280	11/01/22	200,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2F (Bayerische Landesbank SPA)
2,600,000	0.300	11/01/22	2,600,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
4,000,000	0.290	10/01/36	4,000,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
1,300,000	0.290	10/01/36	1,300,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA)
4,375,000	0.270	02/01/34	4,375,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A2 (Bank of America N.A. SPA)
5,075,000	0.280	04/01/27	5,075,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B3 (Wells Fargo Bank N.A. SPA)
1,500,000	0.250	04/01/29	1,500,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2009-3502 (JPMorgan Chase Bank & Co.)(a)
500,000	0.330	01/01/37	500,000
New York City Trust Cultural Resources VRDN RB Refunding for Botanical Garden Series 2009 A (JPMorgan Chase & Co. LOC)
2,000,000	0.300	07/01/32	2,000,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA)(a)
2,800,000	0.310	07/01/48	2,800,000
New York State Dormitory Authority Municipal Trust Receipts VRDN RB for Cornell University Floater Series 2010-58B (Barclays Bank PLC)(a)
2,000,000	0.280	07/01/40	2,000,000
New York State Dormitory Authority Municipal Trust Receipts VRDN RB for Cornell University Floater Series 2010-59B (Barclays Bank PLC)(a)
1,000,000	0.280	07/01/40	1,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2008 A
$500,000	0.270%	07/01/39	$500,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A. SPA)
7,000,000	0.270	07/01/40	7,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2003 C RMKT (JPMorgan Chase & Co. LOC)
1,900,000	0.270	07/01/33	1,900,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Bank of America N.A. LOC)
2,000,000	0.280	07/01/27	2,000,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11814 Series 2009 (Citibank N.A.)(a)
1,000,000	0.310	07/01/17	1,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A. SPA)
2,535,000	0.270	07/01/33	2,535,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A. LOC)
390,000	0.300	07/01/28	390,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A. LOC)
965,000	0.300	07/01/28	965,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A. LOC)
3,500,000	0.240	07/01/33	3,500,000
New York State Dormitory Authority VRDN RB Floater Certificates for New York University Series 2009-91C (Wells Fargo Bank N.A.)(c)
590,000	0.450	12/29/10	590,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 A
1,947,000	0.300	07/01/15	1,947,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 B
400,000	0.300	07/01/23	400,000
New York State Dormitory Authority VRDN RB Putters for Cornell University Series 2009-3383 (JPMorgan Chase & Co. SPA)(a)
1,245,000	0.300	01/01/17	1,245,000
New York State Dormitory Authority VRDN RB Putters for Vassar College Series 2008-3204 (JPMorgan Chase & Co. SPA)(a)
600,000	0.300	07/01/37	600,000
New York State Dormitory Authority VRDN RB Putters Series 2008-3209 (JPMorgan Chase & Co. SPA)
3,055,000	0.300	01/01/30	3,055,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3698Z (JPMorgan Chase & Co.)(a)
600,000	0.300	03/15/14	600,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank)(a)
3,545,000	0.290	07/01/39	3,545,000
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Revolving Funds for New York City Municipal Water Project Series 2002-K
1,000,000	5.000	06/15/11	1,025,054
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC)
200,000	0.310	03/15/31	200,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA)
1,000,000	0.290	05/15/37	1,000,000

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA)
$1,000,000	0.250%	05/15/34	$1,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA)
2,900,000	0.250	11/15/36	2,900,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA)
1,400,000	0.260	05/15/39	1,400,000
New York State Local Government Assistance Corp. RB Refunding Senior Lien Series 2007 A
1,500,000	5.000	04/01/11	1,523,013
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinated Lien Series 2003 4V RMKT (GO of Corp.) (Bank of America N.A. SPA)(b)
2,000,000	0.310	04/01/22	2,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen SPA)
971,000	0.320	04/01/25	971,000
New York State Power Authority CP Series 2010 (Bank of Nova Scotia, JPMorgan Chase & Co., State Street Bank and Trust, BNP Paribas and Bank of New York SPA)
2,500,000	0.300	12/02/10	2,500,000
2,500,000	0.300	12/07/10	2,500,000
1,000,000	0.330	01/18/11	1,000,000
New York State Thruway Authority Highway and Bridge Trust Fund RB Refunding Series 2002 C (NATL-RE)
2,250,000	5.250	04/01/11	2,285,037
Port Authority of New York & New Jersey VRDN RB ROCS RR II R 11793 Series 2009(a)
500,000	0.310	03/15/27	500,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R-664 Series 2006 (Citibank N.A.)(a)
2,460,000	0.300	10/01/14	2,460,000
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (MBIA) (JPMorgan Chase & Co. SPA)(a)
3,260,000	0.330	06/01/24	3,260,000
Triborough Bridge & Tunnel Authority RB General Series 2010 A-1 (GO of Authority)
5,035,000	2.000	11/15/11	5,109,188
Triborough Bridge & Tunnel Authority RB Refunding General Series 2002 B (GO of Authority)
2,000,000	5.000	11/15/11	2,087,944

			160,407,561

Puerto Rico(a) — 1.9%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3034 (Morgan Stanley Municipal Products)
300,000	0.350	08/01/57	300,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA)
2,805,000	0.350	08/01/57	2,805,000

			3,105,000

TOTAL INVESTMENTS — 100.4%			$163,512,561

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%			(575,531)

NET ASSETS — 100.0%			$162,937,030

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2010, these securities amounted to $31,830,000 or approximately 19.5% of net assets.

(b) All or a portion represents a forward commitment.

(c) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At November 30, 2010, these securities amounted to $590,000 or approximately 0.4% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
CP	— Commercial Paper
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 99.9%
Alabama — 1.2%
Alabama Special Care Facility Financing Authority VRDN RB Birmingham Putters Series 2008-2959 (JPMorgan Chase & Co. SPA)(a)
$6,775,000	0.300%	11/15/14	$6,775,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A
21,900,000	0.280	05/01/22	21,900,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 C
4,500,000	0.300	10/01/22	4,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A
21,000,000	0.280	11/01/21	21,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 A
5,800,000	0.260	06/01/22	5,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B
25,000,000	0.280	06/01/22	25,000,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994
6,150,000	0.280	06/01/15	6,150,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994
18,200,000	0.280	06/01/15	18,200,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 A
9,800,000	0.280	06/01/15	9,800,000
University of Alabama VRDN RB Series 1993 B
900,000	0.290	10/01/13	900,000
Wilsonville IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2005 D
18,250,000	0.280	01/01/24	18,250,000

			138,275,000

Alaska — 0.5%
Alaska State Housing Finance Corp. Home Mortgage VRDN RB Series 2009 D (Bank of America SPA)
25,000,000	0.360	12/01/40	25,000,000
Alaska State Housing Finance Corp. VRDN RB Floaters Series 2009-3001 (Morgan Stanley & Co.)(a)
10,365,000	0.300	12/01/41	10,365,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 B RMKT
20,810,000	0.310	12/01/30	20,810,000

			56,175,000

Arizona — 1.6%
Arizona Health Facilities Authority VRDN RB Floater for Banner Health Series 2008-51C (Wells Fargo Bank N.A.)(a)
9,750,000	0.300	01/01/38	9,750,000
Arizona Health Facilities Authority VRDN RB Floaters Series 2007-1782 (Morgan Stanley Municipal Products)(a)
20,355,000	0.300	01/01/37	20,355,000
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2008 C (Bank of Nova Scotia LOC)
8,980,000	0.310	01/01/35	8,980,000
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2008 F (JPMorgan Chase & Co. LOC)
2,200,000	0.330	01/01/29	2,200,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Arizona — (continued)
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase & Co. SPA)(a)
$6,605,000	0.300%	07/01/16	$6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase & Co.)(a)
4,425,000	0.300	07/01/16	4,425,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Wells Fargo Bank N.A. SPA)(a)
14,620,000	0.300	01/01/35	14,620,000
Phoenix Civic Improvement Corp. Wastewater System VRDN RB Putters Series 2009-3458 (JPMorgan Chase & Co.)(a)
7,140,000	0.300	01/01/17	7,140,000
Pima County Arizona GO Bonds Series 2009 A
10,525,000	3.000	07/01/11	10,686,752
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0014 A (Citibank N.A. SPA)(a)
13,275,000	0.300	01/01/35	13,275,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0141 A (Citibank N.A. SPA)(a)
16,500,000	0.300	01/01/37	16,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA)(a)
15,850,000	0.300	01/01/37	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floater Trust Series 2010-21W (Barclays Bank PLC)(a)
5,000,000	0.310	01/01/38	5,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-3078 (Morgan Stanley & Co.)(a)
9,000,000	0.310	01/01/38	9,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-40C (Wells Fargo & Co.)(a)
13,100,000	0.300	01/01/39	13,100,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-RR-II R-11712 Series 2009 (Citibank N.A. SPA)(a)
4,635,000	0.300	01/01/17	4,635,000
Salt River Project VRDN RB Putters Series 2008-3226 (JPMorgan Chase & Co. SPA)(a)
9,620,000	0.300	01/01/32	9,620,000
Salt River Project VRDN RB Putters Series 2009-3307 (JPMorgan Chase & Co. SPA)(a)
3,395,000	0.300	01/01/33	3,395,000
Tempe Transportation Excise Tax VRDN RB Series 2006 (Royal Bank of Canada SPA)
5,460,000	0.270	07/01/36	5,460,000
Yavapai County IDA Hospital Facility VRDN RB for Northern Arizona Healthcare Series 2009 B (Banco Bilbao Vizcaya LOC)
100,000	0.370	12/01/39	100,000

			180,696,752

California — 15.6%
Abag Finance Authority for Non-Profit Corps. VRDN RB for Sharp Healthcare Series 2009 D (Citibank N.A. LOC)
11,140,000	0.280	08/01/35	11,140,000
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A. SPA)(a)
6,455,000	0.300	04/01/47	6,455,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2009-2978 (Morgan Stanley & Co.)(a)
10,835,000	0.300	04/01/47	10,835,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2009-2985 (Morgan Stanley & Co.)(a)
28,290,000	0.300	04/01/39	28,290,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citibank N.A.)(a)
$5,900,000	0.300%	04/01/14	$5,900,000
Bay Area Toll Authority VRDN RB Putters Series 2008-3130 (JPMorgan Chase & Co. SPA)(a)
6,145,000	0.300	10/01/13	6,145,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Claremont McKenna College Series 2009-1208 (Bank of America SPA)(a)
10,000,000	0.310	01/01/39	10,000,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Southern California University Series 2009-1207 (Bank of America N.A. SPA)(a)
4,440,000	0.310	10/01/39	4,440,000
California Educational Facilities Authority VRDN RB for Stanford University Floater Certificates Series 2001-487 (Morgan Stanley & Co. SPA)(a)
9,000,000	0.300	12/01/32	9,000,000
California Educational Facilities Authority VRDN RB Putters for Claremont McKenna College Series 2009-3580 (JPMorgan Chase & Co.)(a)
5,780,000	0.300	01/01/16	5,780,000
California Educational Facilities Authority VRDN RB Putters for Southern California University Series 2010-3684 (JPMorgan Chase & Co.)(a)
2,700,000	0.300	10/01/16	2,700,000
California Educational Facilities Authority VRDN RB Putters Series 2008-2953 (JPMorgan Chase & Co. SPA)(a)
1,455,000	0.300	10/01/15	1,455,000
California Health Facilities Financing Authority VRDN RB for Catholic West Series 2005 H (Bank of America N.A. LOC)
15,685,000	0.280	07/01/35	15,685,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C
4,200,000	0.270	06/01/41	4,200,000
California Health Facilities Financing Authority VRDN RB for Stanford Hospital Floaters Series 2010-3193 (Morgan Stanley & Co.)(a)
4,600,000	0.310	11/15/36	4,600,000
California Health Facilities Financing Authority VRDN RB Refunding for Lucille Salter Packard Children’s Hospital Series 2008 C
12,520,000	0.280	08/15/23	12,520,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008 B-1
8,300,000	0.290	11/15/45	8,300,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3338 (JPMorgan Chase & Co. SPA)(a)
5,370,000	0.300	11/15/14	5,370,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2010-3765 (JPMorgan Chase & Co.)(a)
9,195,000	0.300	05/15/39	9,195,000
California Health Facilities Financing Authority VRDN RB Sutter Health Series 2007-1858 (Wells Fargo Bank N.A.)(a)
10,297,000	0.300	11/15/42	10,297,000
California Health Facilities VRDN RB Sutter Health Putters Series 2008-3175 (JPMorgan Chase & Co. SPA)(a)
24,170,000	0.300	05/15/14	24,170,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Series 2007 A-2 RMKT
11,700,000	0.230	10/01/47	11,700,000
California Municipal Finance Authority VRDN PCRB Refunding for Chevron USA, Inc. Project Series 2005
1,800,000	0.230	06/01/25	1,800,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Bonds Series 2010 C
12,800,000	0.250	11/01/35	12,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-6 (California State Teachers Retirement System and JPMorgan Chase & Co.)
$25,000,000	0.300%	05/01/22	$25,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-01 (Bank of America N.A. and California State Teachers Retirement System)
78,200,000	0.300	05/01/22	78,200,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-04 (California State Teachers Retirement System and JPMorgan Chase & Co.)
25,000,000	0.300	05/01/22	25,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-09 (Bank of America N.A. and California State Teachers Retirement System)
20,000,000	0.320	05/01/22	20,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC)
14,400,000	0.350	05/01/22	14,400,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-11 (Bank of America N.A. and California State Teachers Retirement System)
19,000,000	0.320	05/01/22	19,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank AG LOC)
10,900,000	0.300	05/01/22	10,900,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-17 (California State Teachers Retirement System and Wells Fargo Bank N.A.)
10,800,000	0.300	05/01/22	10,800,000
California State Department of Water Resources VRDN RB Putters Series 2009-3361 (NATL-RE) (JPMorgan Chase & Co. SPA)(a)
2,000,000	0.300	06/01/13	2,000,000
California State Department of Water Resources VRDN RB ROCS-R-II R-11552 Central Valley Project Series 2008 (BHAC) (Citibank N.A. SPA)(a)
7,140,000	0.300	12/01/11	7,140,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC) (Citibank N.A.)(a)
7,045,000	0.310	05/01/16	7,045,000
California Statewide Communities Development Authority CP Series 2010
23,500,000	0.370	03/01/11	23,500,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010
23,000,000	0.410	12/01/10	23,000,000
15,000,000	0.370	02/01/11	15,000,000
13,000,000	0.360	04/07/11	13,000,000
20,000,000	0.370	06/08/11	20,000,000
5,000,000	0.380	06/08/11	5,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010 E
24,000,000	0.390	06/20/11	24,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010 S-K
22,000,000	0.410	12/01/10	22,000,000
California Statewide Communities Development Authority VRDN RB Floaters for Kaiser Permanente Series 2008-2635 (BHAC) (Morgan Stanley & Co.)(a)
4,000,000	0.300	04/01/33	4,000,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 A (UBS AG LOC)
22,000,000	0.220	08/15/36	22,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 B (UBS AG LOC)
$8,000,000	0.340%	08/15/36	$8,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B
78,300,000	0.270	11/01/30	78,300,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A
2,000,000	0.270	10/01/13	2,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B
28,600,000	0.270	08/15/25	28,600,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C
3,160,000	0.260	08/15/25	3,160,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D
10,000,000	0.260	05/01/33	10,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J
14,000,000	0.270	04/01/36	14,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 L
57,400,000	0.270	04/01/38	57,400,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1
52,000,000	0.260	04/01/46	52,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-2
26,400,000	0.260	04/01/46	26,400,000
California Statewide Communities Development Authority VRDN RB for Sutter Health Floaters Series 2009-3102 (Morgan Stanley & Co.)(a)
2,485,000	0.300	11/15/48	2,485,000
California Statewide Communities Development Authority VRDN RB ROCS-RR-II R-11672 for Kaiser Foundation Series 2008 (BHAC) (Citibank N.A.)(a)
10,035,000	0.300	09/01/34	10,035,000
California Statewide Communities Development Authority VRDN RB ROCS-RR-II R-1563 Series 2008 (BHAC) (Citibank N.A.)(a)
9,800,000	0.300	04/01/26	9,800,000
City of Berkeley GO TRANS Series 2010
24,900,000	2.000	06/30/11	25,127,910
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Morgan Stanley & Co. SPA)(a)
2,000,000	0.310	08/01/32	2,000,000
East Bay Municipal Utility District Water System CP Series 2010 (JPMorgan Chase & Co. LOC)
14,000,000	0.320	12/01/10	14,000,000
Long Beach Unified School District GO VRDN Floaters Series 2009-3022 (Morgan Stanley & Co.)(a)
3,600,000	0.310	08/01/33	3,600,000
Los Angeles Community College GO VRDN Putters Series 2008-3287 (JPMorgan Chase & Co. SPA)(a)
8,995,000	0.300	08/01/16	8,995,000
Los Angeles Community College GO VRDN Putters Series 2010-3776Z (JPMorgan Chase & Co.)(a)
7,425,000	0.300	08/01/16	7,425,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA)
11,355,000	0.310	12/15/24	11,355,000
Los Angeles County GO TRANS Series 2010
243,000,000	2.000	06/30/11	244,685,513
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA)
3,999,000	0.270	04/15/28	3,999,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 A-1 (Bank of Nova Scotia SPA)
$22,550,000	0.260%	07/01/23	$22,550,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-3 (Sumitomo Mitsui Banking Corp. LOC)
2,900,000	0.270	07/01/25	2,900,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-4 (U.S. Bank N.A. LOC)
13,200,000	0.270	07/01/25	13,200,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Series 2008 A-1 (Bank of America N.A. SPA)
1,600,000	0.340	07/01/31	1,600,000
Los Angeles County VRDN RB ROCS-RR-II R-13101 CE Series 2010 (Citibank N.A.)(a)
50,200,000	0.320	06/30/11	50,200,000
Los Angeles Department of Airports VRDN RB ROCS RR-II R-11881 Series 2010 (Citibank N.A.)(a)
5,000,000	0.300	05/15/18	5,000,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-2 (JPMorgan Chase & Co.)
27,800,000	0.290	07/01/35	27,800,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase & Co. SPA)(a)
2,220,000	0.300	07/01/16	2,220,000
Los Angeles Department of Water & Power VRDN RB ROCS-RR-II R-11555 Series 2008 (BHAC) (Citibank N.A. SPA)(a)
8,085,000	0.300	07/01/15	8,085,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4
5,300,000	0.290	07/01/35	5,300,000
Los Angeles Unified School District GO TRANS Series 2010 A
43,650,000	2.000	06/30/11	43,983,235
Los Angeles Unified School District GO VRDN Putters Series 2009-3494Z (JPMorgan Chase & Co.)(a)
3,420,000	0.300	01/01/29	3,420,000
Metropolitan Water District Southern California Waterworks VRDN RB Putters Series 2009-3289 (JPMorgan Chase & Co.)(a)
2,225,000	0.300	07/01/31	2,225,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA)(a)
6,130,000	0.290	07/01/15	6,130,000
Newport Beach VRDN RB ROCS RR-II R-11753 for Hoag Memorial Hospital Series 2009 (Citibank N.A.)(a)
7,650,000	0.300	06/01/13	7,650,000
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA)
2,900,000	0.280	11/15/28	2,900,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase & Co.)(a)
4,350,000	0.300	08/01/15	4,350,000
Orange County Sanitation District VRDN COPS Series 2000 A (Dexia Credit Local SPA)
3,300,000	0.280	08/01/29	3,300,000
Orange County Sanitation District VRDN COPS Series 2000 B (Dexia Credit Local SPA)
10,300,000	0.280	08/01/30	10,300,000
Orange County Water District VRDN COPS Floater Series 2010-3192 (Morgan Stanley & Co.)(a)
5,240,000	0.310	08/15/39	5,240,000
Orange County Water District VRDN COPS ROCS RR II R-11782-1 Series 2009 (Citibank N.A.)(a)
3,200,000	0.300	02/15/35	3,200,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Riverside County Transportation Commission Sales Tax VRDN RB Limited Tax Series 2009 B (JPMorgan Chase & Co. SPA)(b)
$6,500,000	0.310%	06/01/29	$6,500,000
Riverside Electric Revenue VRDN RB Refunding Series 2008 C (Bank of America N.A. LOC)
1,025,000	0.320	10/01/35	1,025,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 (FNMA)
4,900,000	0.280	07/15/29	4,900,000
Sacramento County Sanitation District Financing Authority VRDN RB Series 2005-1034 (NATL-RE) (JPMorgan Chase & Co. SPA)(a)
3,325,000	0.300	08/01/13	3,325,000
San Diego Community College Austin Trust Certificates GO VRDN Series 2008- 3020X (AGM) (Bank of America N.A.)(a)
6,000,000	0.310	08/01/32	6,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase & Co.)(a)
6,635,000	0.300	02/01/17	6,635,000
San Diego County Water Authority CP Series 2010 (Bayerische Landesbank SPA)
23,050,000	0.330	12/01/10	23,050,000
San Diego County Water Authority CP Series 2010-2 (BNP Paribas N.A. SPA)
8,000,000	0.300	01/03/11	8,000,000
San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (AGM) (JPMorgan Chase & Co.)(a)
4,465,000	0.300	05/01/13	4,465,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 Series 2007 (Citibank N.A.)(a)
10,360,000	0.290	08/01/15	10,360,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-11285 Series 2007 (Citibank N.A. SPA)(a)
4,735,000	0.290	08/01/15	4,735,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2007-2190 (AGM) (Wells Fargo Bank N.A.)(a)
5,000,000	0.330	11/01/31	5,000,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2010-3153 (Morgan Stanley & Co.)(a)
6,500,000	0.310	11/01/39	6,500,000
San Mateo County Community College District GO VRDN Floaters Series 2010- 3166X (Morgan Stanley & Co.)(a)
10,500,000	0.300	09/01/38	10,500,000
Santa Clara County Financing Authority VRDN RB Camino Hospital Series 2009 A (Wells Fargo Bank N.A. LOC)
4,300,000	0.270	02/01/44	4,300,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D RMKT (Sumitomo Mitsui Banking Corp. SPA)
26,675,000	0.280	04/01/36	26,675,000
Southern California Public Power Authority Project VRDN RB Series 2009 (Bank of America N.A. LOC)
5,550,000	0.280	07/01/36	5,550,000
University of California Regents Medical Center VRDN RB Series 2007 B-2 (Bank of New York, California State Teachers Retirement and California Public Employees Retirement System SPA)
6,700,000	0.270	05/15/32	6,700,000
University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA)(a)
17,560,000	0.270	05/15/39	17,560,000
University of California VRDN RB Floaters Series 2009-3066X (Morgan Stanley & Co.)(a)
10,829,450	0.300	05/15/34	10,829,450
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase & Co. SPA)(a)
3,800,000	0.300	05/15/14	3,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
University of California VRDN RB ROCS RR II R-11886X Series 2010 (Citibank N.A.)(a)
$2,700,000	0.300%	05/15/17	$2,700,000
University of California VRDN RB ROCS-R-II R-11567 Series 2008 (BHAC) (Citibank N.A. SPA)(a)
3,440,000	0.300	05/15/31	3,440,000
University of Southern California Educational Facilities Authority VRDN RB Eagle Series 2007-0064 Class A (Citibank N.A.)(a)
13,700,000	0.290	10/01/37	13,700,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Series 2009-3067X (Morgan Stanley & Co.)
14,590,000	0.300	10/01/39	14,590,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Series 2010-3144 (Morgan Stanley & Co.)(a)
1,300,000	0.300	10/01/38	1,300,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Trust Series 2009-11B Reg. D (Barclays Bank PLC)(a)
2,940,000	0.270	10/01/38	2,940,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3342 (JPMorgan Chase & Co.)(a)
4,995,000	0.300	10/01/16	4,995,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3424 (JPMorgan Chase & Co. SPA)(a)
11,325,000	0.300	10/01/16	11,325,000
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A.)(a)
11,735,000	0.290	04/01/28	11,735,000
Victor Valley Community College GO VRDN Floater Certificates Series 2009-34C (Wells Fargo & Co.)(a)
12,185,000	0.270	08/01/44	12,185,000

			1,724,002,108

Colorado — 2.2%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA)
66,700,000	0.370	07/01/33	66,700,000
Colorado Health Facilities Authority VRDN RB for Adventist Health System-Sunbelt, Inc. Series 2004 B (JPMorgan Chase & Co. LOC)
8,500,000	0.300	11/15/34	8,500,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA)
31,655,000	0.340	03/01/23	31,655,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-2 (Bayerische Landesbank SPA)
2,575,000	0.320	03/01/23	2,575,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-3 (Landesbank Hessen-Thueringen SPA)
15,000,000	0.300	03/01/23	15,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-6 (Landesbank Hessen-Thueringen SPA)
40,100,000	0.340	03/01/44	40,100,000
Colorado Health Facilities Authority VRDN RB for Catholic Health ROCS RR II R-11622 Series 2008 (AGM) (Citibank N.A.)
9,300,000	0.300	10/01/34	9,300,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity of Leavenworth Health System Putters Series 2010-3702 (JPMorgan Chase & Co.)(a)
9,700,000	0.300	01/01/18	9,700,000
Colorado Regional Transportation District Municipal Trust Receipts VRDN RB Floater Series 2010-35B (AMBAC) (Barclays Bank PLC)(a)
7,095,000	0.310	11/01/27	7,095,000
Colorado Regional Transportation District Sales Tax VRDN RB ROCS-RR-II R-12312 Series 2010 (AGM) (AMBAC) (Citibank N.A.)(a)
3,700,000	0.300	05/01/15	3,700,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Colorado — (continued)
Colorado Springs Utilities Systems VRDN RB Improvement Series 2008 A (JPMorgan Chase & Co. SPA)
$13,950,000	0.320%	11/01/38	$13,950,000
Colorado Springs Utilities Systems VRDN RB Subordinated Lien Improvement Series 2005 A (State Street Bank & Trust Co. SPA)
14,790,000	0.350	11/01/35	14,790,000
Colorado Springs Utilities VRDN RB Series 2010 C (JPMorgan Chase & Co. SPA)
11,000,000	0.280	11/01/40	11,000,000
Denver GO VRDN Austin Trust Certificates Series 2008-1050 (Bank of America N.A. SPA)(a)
7,500,000	0.320	08/01/25	7,500,000

			241,565,000

Connecticut — 1.5%
Connecticut State Health & Educational Facilities Authority Austin Trust Certificates VRDN RB Series 2008-1086 (Bank of America N.A. SPA)(a)
21,000,000	0.320	07/01/37	21,000,000
Connecticut State Health & Educational Facilities Authority for Yale University CP Series 2010
15,100,000	0.320	12/01/10	15,100,000
Connecticut State Health & Educational Facilities Authority Municipal Trust Receipts VRDN RB for Yale University Floater Series 2010-30B (Barclays Bank PLC)(a)
5,000,000	0.270	07/01/40	5,000,000
Connecticut State Health & Educational Facilities Authority Municipal Trust Receipts VRDN RB for Yale University Floaters Series 2010-26B (Barclays Bank PLC)(a)
2,800,000	0.270	07/01/40	2,800,000
Connecticut State Health & Educational Facilities Authority Municipal Trust Receipts VRDN RB for Yale University Series 2010-23B (Barclays Bank PLC)(a)
5,000,000	0.270	07/01/40	5,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle-7 Series 2005-3031 Class A (Citibank N.A.)(a)
15,000,000	0.300	07/01/35	15,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase & Co. SPA)(a)
5,980,000	0.280	07/01/15	5,980,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase & Co.)(a)
11,995,000	0.300	07/01/15	11,995,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1999 U
57,200,000	0.230	07/01/33	57,200,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-1
8,830,000	0.210	07/01/36	8,830,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2005 Y-3
3,025,000	0.210	07/01/35	3,025,000
Connecticut State Health & Educational Facilities Authority VRDN RB ROCS-RR-II R-11874 for Ascension Health Series 2010 (Citibank N.A.)(a)
2,000,000	0.300	11/15/17	2,000,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB Floater TRS for Yale University Series 2008 K34W-Reg D (Citibank N.A. SPA)(a)
10,335,000	0.300	08/21/35	10,335,000
Connecticut State Municipal Trust Receipts GO VRDN Floater Series 2010-63B (Barclays Bank PLC)(a)
2,830,000	0.310	12/01/21	2,830,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Connecticut — (continued)
University of Connecticut Municipal Trust Receipts VRDN RB Floater Series 2010-41B (GO of University) (Barclays Bank PLC)(a)
$2,985,000	0.310%	02/15/26	$2,985,000

			169,080,000

Delaware — 0.6%
Delaware State Health & Educational Facilities Authority VRDN RB for the Nemours Foundation Project Series 2005 (Bank of America N.A.)
26,475,000	0.410	01/01/35	26,475,000
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 B
16,475,000	0.250	10/01/38	16,475,000
Delaware State Health Facilities Authority VRDN RB for Christiana Care Series 2008 A
17,350,000	0.270	10/01/38	17,350,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A. SPA)
1,400,000	0.310	11/01/34	1,400,000

			61,700,000

District of Columbia — 2.2%
District of Columbia George Washington University VRDN RB Series 2000 B RMKT (Bank of America N.A. LOC)
51,400,000	0.300	09/15/29	51,400,000
District of Columbia GO TRANS Series 2010
100,000,000	2.000	09/30/11	101,339,438
District of Columbia GO VRDN Refunding Series 2008 A RMKT (Bank of America N.A. LOC)
19,970,000	0.350	06/01/34	19,970,000
District of Columbia GO VRDN Refunding Series 2008 C1 RMKT (TD Bank N.A. LOC)
10,100,000	0.330	06/01/27	10,100,000
District of Columbia Income Tax Secured VRDN RB Floaters Series 2009-3057X (Morgan Stanley & Co.)(a)
7,990,000	0.310	12/01/30	7,990,000
District of Columbia Income Tax Secured VRDN RB Refunding Series 2010 C
10,000,000	0.320	12/01/10	10,000,000
District of Columbia VRDN RB Putters Series 2009-3354 (JPMorgan Chase & Co. SPA)(a)
7,625,000	0.300	06/01/17	7,625,000
District of Columbia VRDN RB Putters Series 2009-3369 (JPMorgan Chase & Co. SPA)(a)
4,500,000	0.300	06/01/17	4,500,000
District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase & Co. SPA)(a)
8,330,000	0.300	04/01/33	8,330,000
Metropolitan Washington D.C. Airport Authority CP Series 2010 (Landesbank Baden-Wurttemberg LOC)
10,500,000	0.450	12/06/10	10,500,000
Metropolitan Washington D.C. Airport Authority System VRDN RB Refunding Series 2010 Subseries C-2 (Barclays Bank PLC LOC)
13,250,000	0.270	10/01/39	13,250,000

			245,004,438

Florida — 5.7%
Cleveland Clinic CP Series 2010
41,905,000	0.390	03/22/11	41,905,000
Florida State Board of Education GO VRDN Putters Series 2008-2850 (JPMorgan Chase & Co. SPA)(a)
7,425,000	0.300	12/01/13	7,425,000
Florida State Board of Education GO VRDN Putters Series 2010-3834Z (JPMorgan Chase & Co.)(a)
9,000,000	0.300	12/01/15	9,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Florida — (continued)
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA)(a)
$6,265,000	0.300%	12/01/15	$6,265,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11303 Series 2007 (Citibank N.A. SPA)(a)
5,360,000	0.300	12/01/15	5,360,000
Florida State Board of Education GO VRDN ROCS-RR-II R-12017 Series 2007 (Citibank N.A)(a)
9,600,000	0.300	01/15/11	9,600,000
Florida State Board of Education Lottery RB Refunding Series 2010 D
10,240,000	2.000	07/01/11	10,338,265
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase & Co. SPA)(a)
18,070,000	0.300	07/01/15	18,070,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA)(a)
21,330,000	0.300	07/01/15	21,330,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2996 (JPMorgan Chase & Co. SPA)(a)
4,100,000	0.300	01/01/13	4,100,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System ROCS-RR-II R-11830 Series 2010 (Citibank N.A.)(a)
2,500,000	0.320	05/15/31	2,500,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2007 A-2
30,000,000	0.260	11/15/37	30,000,000
Highlands County Health Facilities Authority VRDN RB for Hospital Adventist Health System Series 2005 I
15,000,000	0.290	11/15/27	15,000,000
Jacksonville Austin Trust Certificates VRDN RB Mayo Foundation Series 2008-3015X (Bank of America N.A. SPA)(a)
5,500,000	0.320	11/15/36	5,500,000
Jacksonville CP Series 2004 A (Landesbank Baden-Wurttemberg LOC)
20,580,000	0.370	12/08/10	20,580,000
14,420,000	0.350	02/01/11	14,420,000
Jacksonville Electric Authority CP Notes Series 2010 C-1 (JPMorgan Chase & Co. SPA)
23,500,000	0.350	12/01/10	23,500,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank AG SPA)
70,900,000	0.300	12/07/10	70,900,000
Jacksonville Electric Authority VRDN RB Series 2008 D (Lloyds TSB Bank PLC SPA)
6,210,000	0.360	10/01/38	6,210,000
Jacksonville Electric Authority VRDN RB Series 2008-3 B-3 (Dexia Credit Local SPA)
7,175,000	0.350	10/01/36	7,175,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA)
55,700,000	0.300	10/01/38	55,700,000
Jacksonville Health Facilities Authority Hospital VRDN RB for Baptist Medical Center Project Series 2007 D RMKT (Wachovia Bank N.A. LOC)
4,500,000	0.280	08/15/27	4,500,000
Jacksonville Transportation VRDN RB Series 2008 A (JPMorgan Chase & Co. SPA)
80,735,000	0.300	10/01/32	80,735,000
Jacksonville Transportation VRDN RB Series 2008 B (Dexia Credit Local SPA)
18,900,000	0.300	10/01/27	18,900,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation ROCS-RR-II-R 11809 Series 2009 (Citibank N.A)(a)
5,000,000	0.300	01/01/33	5,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Florida — (continued)
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 B (Bank of America N.A. LOC)
$20,600,000	0.320%	01/01/39	$20,600,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 C-2
7,955,000	0.290	01/01/37	7,955,000
Orange County School District VRDN COPS Putters Series 2010-3785Z (NATL-RE) (FGIC) (JPMorgan Chase & Co.)(a)
5,000,000	0.350	02/01/15	5,000,000
Pinellas County Health Facilities Authority VRDN RB for Baycare Health System, Inc. Series 2009 A3 (Wells Fargo Bank N.A. LOC)
8,875,000	0.300	11/01/38	8,875,000
Sarasota County Public Hospital District VRDN RB Refunding for Sarasota Memorial Hospital Series 2009 B (Bank of America N.A. LOC)
7,335,000	0.350	07/01/37	7,335,000
South Broward Hospital District Austin Trust Certificates VRDN RB Series 2008- 1122 (Bank of America N.A. SPA)(a)
9,000,000	0.320	05/01/36	9,000,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase & Co. SPA)(a)
50,595,000	0.300	08/15/35	50,595,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2008-2473 (JPMorgan Chase & Co. SPA)(a)
3,115,000	0.300	08/15/15	3,115,000
Tallahassee Construction Utility System VRDN RB Putters Series 2008-2617 (JPMorgan Chase & Co. SPA)(a)
6,660,000	0.300	10/01/15	6,660,000
Tallahassee Construction Utility System VRDN RB ROCS-RR-II R-11306 Series 2007 (Citibank N.A. SPA)(a)
6,750,000	0.300	10/01/15	6,750,000
Volusia County Health Facilities Authority VRDN RB for Adventist Health System Series 1994 A (JPMorgan Chase & Co. LOC)
10,370,000	0.300	11/15/23	10,370,000

			630,268,265

Georgia — 1.1%
Georgia State GO Bonds Series 2010 B
25,780,000	5.000	10/01/11	26,784,245
Georgia State GO Bonds Series 2010 C-1
16,590,000	3.000	10/01/11	16,960,692
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA)(a)
8,870,000	0.300	02/01/16	8,870,000
Gwinnett County School District Austin Trust Certificates GO VRDN Series 2008-1112 (Bank of America N.A.)(a)
4,500,000	0.320	02/01/36	4,500,000
Metropolitan Atlanta Rapid Transit Authority Austin Trust Certificates VRDN RB Series 2008-3046X (AGM) (Bank of America N.A.)(a)
6,665,000	0.320	07/01/37	6,665,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB ROCS-RR-II R-11861 Series 2010 (Citibank N.A.)(a)
4,700,000	0.300	07/01/17	4,700,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC)
16,000,000	0.310	07/01/25	16,000,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC)
17,800,000	0.410	06/01/20	17,800,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 C RMKT (Bayerische Landesbank LOC)
9,000,000	0.320	03/01/20	9,000,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2008-2989 (JPMorgan Chase & Co.)(a)
3,545,000	0.300	03/01/16	3,545,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Georgia — (continued)
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3243 (JPMorgan Chase & Co. SPA)(a)
$4,795,000	0.300%	03/01/17	$4,795,000
Private Colleges & Universities Facilities Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB for Emory University P-Floats-PT-4664 Series 2010 (Bank of America N.A.)
7,685,000	0.320	09/01/39	7,685,000

			127,304,937

Hawaii(a) — 0.0%
Hawaii State Municipal Trust Receipts GO VRDN Floater Series 2010-32B (Barclays Bank PLC)
4,595,000	0.310	05/01/26	4,595,000

Illinois — 1.8%
Chicago Board of Education GO VRDN Putters Series 2008-2997 (AGM) (JPMorgan Chase & Co. SPA)(a)
3,115,000	0.350	06/01/16	3,115,000
Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co. LOC)
5,900,000	0.300	03/01/26	5,900,000
Chicago GO VRDN Project Series 2003 B-2 RMKT (JPMorgan Chase & Co. SPA)
7,230,000	0.270	01/01/34	7,230,000
Chicago GO VRDN Putters Series 2009-3420 (JPMorgan Chase & Co. SPA)(a)
6,610,000	0.300	01/01/16	6,610,000
Chicago Metropolitan Water Reclamation District of Greater Chicago VRDN RB ROCS-RR-II R-11189 Series 2007 (Citigroup Global Markets SPA)(a)
4,995,000	0.300	06/01/14	4,995,000
Chicago Water Authority VRDN RB Floaters Certificates Series 2008-60C (AGM) (Wells Fargo & Co. SPA)(a)
17,870,000	0.300	11/01/33	17,870,000
Chicago Waterworks VRDN RB Second Lien Series 1999 Subseries 2000-1 RMKT (JPMorgan Chase & Co. SPA)
18,500,000	0.310	11/01/30	18,500,000
Chicago Waterworks VRDN RB Second Lien Series 1999 Subseries 2000-2 RMKT (JPMorgan Chase & Co. SPA)
31,200,000	0.310	11/01/30	31,200,000
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Series 2001 C Convertible (JPMorgan Chase & Co. SPA)
17,350,000	0.260	05/01/31	17,350,000
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2003 B
8,971,000	0.280	07/01/33	8,971,000
Illinois Finance Authority VRDN RB for Central Dupage Series 2004 A RMKT (JPMorgan Chase & Co. SPA)
1,625,000	0.270	11/01/38	1,625,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-1 (JPMorgan Chase & Co. SPA)
3,000,000	0.270	08/15/38	3,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-2 (Northern Trust Co. SPA)
9,790,000	0.270	08/15/38	9,790,000
Illinois Finance Authority VRDN RB for Northwestern University Putters Series 2009-3302 (JPMorgan Chase & Co.)(a)
10,800,000	0.300	06/01/14	10,800,000
Illinois Finance Authority VRDN RB for Southern Healthcare Series 2008 (Bank of Nova Scotia LOC)
4,545,000	0.320	03/01/38	4,545,000
Illinois Health System Sisters Hospital CP Series 2008 A
27,970,000	0.340	12/03/10	27,970,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois State Toll Highway Authority VRDN RB Putters Series 2009-3336 (JPMorgan Chase & Co. SPA)(a)
$5,330,000	0.300%	01/01/16	$5,330,000
University of Chicago VRDN RB Austin Trust Certificates Series 2009-1205 (Bank of America N.A. SPA)(a)
4,165,000	0.320	07/01/37	4,165,000
University of Chicago VRDN RB Putters Series 2009-3288Z (JPMorgan Chase & Co. SPA)(a)
3,000,000	0.300	07/01/16	3,000,000
University of Illinois VRDN RB Auxiliary Facilities System Putters Series 2009-3348 (JPMorgan Chase & Co. SPA)(a)
8,995,000	0.300	10/01/16	8,995,000

			200,961,000

Indiana — 3.1%
Indiana Health & Educational Facilities Financing Authority VRDN RB Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A.)(a)
13,785,000	0.300	11/15/14	13,785,000
Indiana Health Facilities Financing Authority VRDN RB for Ascension Health Series 2005 A-2
24,615,000	0.310	11/01/27	24,615,000
Indiana State Finance Authority Health Systems VRDN RB for Sisters of St. Francis Health Series 2008 D (Bank of America N.A. LOC)
2,500,000	0.300	09/01/48	2,500,000
Indiana State Finance Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4659 for Sisters of St. Francis Health Series 2009 (Bank of America N.A.)(a)
5,000,000	0.320	11/01/33	5,000,000
Indiana State Finance Authority VRDN RB Floater Trust Series 2009-40B (Barclays Bank PLC)(a)
8,835,000	0.310	02/01/28	8,835,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A. SPA)(a)
12,945,000	0.290	02/01/27	12,945,000
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase & Co.)(a)
20,360,000	0.300	12/01/32	20,360,000
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2010-3464 (JPMorgan Chase & Co.)(a)
8,000,000	0.300	12/01/17	8,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-1 RMKT (JPMorgan Chase & Co. SPA)
37,100,000	0.310	02/01/35	37,100,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-2 RMKT (Barclays Bank PLC SPA)
70,000,000	0.280	02/01/35	70,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-3 RMKT (Barclays Bank PLC SPA)
31,500,000	0.280	02/01/35	31,500,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2007 A-1 RMKT (JPMorgan Chase & Co. SPA)
19,800,000	0.270	02/01/37	19,800,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2008 A-1 RMKT (JPMorgan Chase & Co. SPA)
14,000,000	0.270	02/01/39	14,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2008 A-2 RMKT
40,000,000	0.290	02/01/39	40,000,000
Indiana State Health System Finance Authority VRDN RB for Sisters of St. Francis Health Series 2008 G (Wells Fargo Bank N.A.)
10,000,000	0.320	09/01/48	10,000,000
Purdue University VRDN RB Student Facilities System Series 2005 A
2,055,000	0.310	07/01/29	2,055,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Indiana — (continued)
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co. SPA)(a)
$22,600,000	0.300%	06/01/38	$22,600,000

			343,095,000

Iowa — 0.1%
Iowa Finance Authority Health Facilities VRDN RB Iowa Health System Series 2009 C (Wells Fargo Bank N.A. LOC)
1,700,000	0.280	02/15/35	1,700,000
Iowa Financing Authority VRDN RB Refunding for Trinity Health Series 2000 D (JPMorgan Chase & Co. and Northern Trust Co. SPA)
6,915,000	0.320	12/01/30	6,915,000

			8,615,000

Kansas — 1.2%
City of Topeka GO Temporary Notes Series 2010 B
24,615,000	2.000	10/01/11	24,927,163
Kansas State DOT Highway VRDN RB Putters Series 2008-2969 (JPMorgan Chase & Co. SPA)(a)
3,840,000	0.300	09/01/12	3,840,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 B-2 (Barclays Bank PLC SPA)
39,300,000	0.260	09/01/19	39,300,000
Kansas State DOT Highway VRDN RB Series 2008 A-3 (U.S. Bank N.A. SPA)
595,000	0.300	09/01/14	595,000
Kansas State DOT Highway VRDN RB Series 2008 A-4 (Wachovia Bank N.A. SPA)
28,000,000	0.300	09/01/14	28,000,000
Olathe GO Temporary Notes Series 2010 A
31,455,000	1.500	06/01/11	31,626,435

			128,288,598

Louisiana — 0.9%
Louisiana State Gas & Fuels Tax Municipal Trust Receipts VRDN RB Floater Series 2010 78B (Barclays Bank PLC)(a)
4,885,000	0.310	05/01/38	4,885,000
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 A-1
57,500,000	0.330	11/01/40	57,500,000
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 B-1
38,000,000	0.330	11/01/40	38,000,000

			100,385,000

Maine(a) — 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase & Co.)
6,955,000	0.300	01/01/17	6,955,000

Maryland — 1.1%
Maryland Health & Higher Education for John Hopkins University CP Series 2010 B (Wells Fargo Bank N.A. SPA)
4,440,000	0.370	12/01/10	4,440,000
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
68,200,000	0.320	03/01/30	68,200,000
Maryland State Austin Trust Certificates GO VRDN Series 2008-1194 (Bank of America N.A.)(a)
5,375,000	0.320	07/15/22	5,375,000
Maryland State Economic Development Corp. VRDN RB for Howard Hughes Medical Center Series 2008 A
10,160,000	0.250	02/15/43	10,160,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Maryland — (continued)
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Center Series 2008 B
$10,200,000	0.300%	05/15/43	$10,200,000
Maryland State Health & Higher Educational Facilities Authority VRDN RB for John Hopkins University Series 2008 B
17,600,000	0.290	07/01/27	17,600,000
Montgomery County CP Series 2010 (State Street Bank & Trust Co. SPA)
4,800,000	0.370	02/01/11	4,800,000
Montgomery County GO Bonds Consolidated Public Improvements Series 2001
5,000,000	5.000	02/01/11	5,080,187

			125,855,187

Massachusetts — 3.9%
Commonwealth of Massachusetts GO RANS Series 2010 C
35,330,000	2.000	06/23/11	35,661,648
Massachusetts Bay Transportation Authority Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA)(a)
5,000,000	0.320	07/01/28	5,000,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA)(a)
13,315,000	0.300	01/01/27	13,315,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB ROCS-RR-II R-11873 Series 2010 (Citibank N.A.)(a)
1,875,000	0.300	07/01/18	1,875,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Senior Series 2008 A-1 (JPMorgan Chase & Co. SPA)
700,000	0.410	07/01/21	700,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-5
1,200,000	0.250	07/01/17	1,200,000
Massachusetts Health Harvard University CP Series 2010 EE
20,000,000	0.300	01/13/11	20,000,000
Massachusetts State Austin Trust Certificates GO VRDN Series 2008-1203 (Bank of America N.A. SPA)(a)
9,500,000	0.320	08/01/38	9,500,000
Massachusetts State Austin Trust Certificates VRDN RB for Harvard University Series 2008-3320 (Bank of America N.A. SPA)(a)
1,000,000	0.320	10/01/38	1,000,000
Massachusetts State Austin Trust Certificates VRDN RB for Partners Healthcare Series 2008-1056 (Bank of America N.A. SPA)(a)
3,310,000	0.320	07/01/32	3,310,000
Massachusetts State Development Finance Agency VRDN RB Floaters for Holy Cross Series 2006-1336 (AMBAC) (Morgan Stanley & Co.)(a)(b)
5,050,000	0.310	09/01/32	5,050,000
Massachusetts State Development Finance Agency VRDN RB Floaters Refunding for Holy Cross Series 2008 A (Bank of America N.A. LOC)
4,965,000	0.280	09/01/37	4,965,000
Massachusetts State Development Finance Agency VRDN RB for Harvard University Putters Series 2010-3840 (JPMorgan Chase & Co. LOC)(a)
4,000,000	0.300	02/01/34	4,000,000
Massachusetts State DOT Metropolitan Highway System VRDN RB Contract Assistance Series 2010 A-4 (GO of Commonwealth) (Barclays Bank PLC SPA)
14,000,000	0.260	01/01/39	14,000,000
Massachusetts State GO VRDN Series 2010 A
74,000,000	0.300	02/01/11	74,000,000
Massachusetts State Health & Educational Facilities Authority for Partners Healthcare System CP Series 2010 H-1
5,000,000	0.360	12/01/10	5,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 2003 H
14,779,000	0.430	11/01/33	14,779,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase & Co. SPA)(a)
$3,040,000	0.300%	10/01/15	$3,040,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A. SPA)(a)
5,390,000	0.300	10/01/15	5,390,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology ROCS-RR-II-11824 Series 2010 (Citibank N.A.)(a)
2,665,000	0.300	01/01/16	2,665,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Museum of Fine Art Series 2007 A2 RMKT (Bank of America N.A. SPA)
17,500,000	0.280	12/01/37	17,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F-3 (Citibank N.A. SPA)
76,020,000	0.300	07/01/40	76,020,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F-4 (Bank of America N.A. SPA)
14,890,000	0.300	07/01/40	14,890,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Stonehill College Series 2008 K (Bank of America N.A. LOC)
32,700,000	0.280	07/01/37	32,700,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Tufts University Series 2008 N-1 (JPMorgan Chase & Co. SPA)
8,445,000	0.240	08/15/40	8,445,000
Massachusetts State Housing Finance Agency VRDN RB Series 2003 F RMKT
1,000,000	0.550	12/01/37	1,000,000
Massachusetts State School Building Authority Dedicated Sales Tax VRDN RB Floaters Series 2009-3091 (AGM) (AMBAC) (Morgan Stanley Municipal Products)(a)
6,665,000	0.310	08/15/37	6,665,000
Massachusetts State Water Resources Authority VRDN RB Putters Series 2008-2848 (AGM) (JPMorgan Chase & Co. SPA)(a)
5,345,000	0.300	02/01/15	5,345,000
Massachusetts State Water Resources Authority VRDN RB Refunding General Series 2008 B (Go of Authority) (Bank of America N.A. SPA)
2,125,000	0.300	08/01/31	2,125,000
Massachusetts Water Resources Authority CP Series 2010 S-94 (Bayerische Landesbank LOC)
41,400,000	0.370	12/01/10	41,400,000

			430,540,648

Michigan — 0.6%
Kent Hospital Finance Authority VRDN RB Refunding Spectrum Health Series 2008 B-3 (Wells Fargo Bank N.A. SPA)
4,000,000	0.270	01/15/47	4,000,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-11254 Series 2007 (Citibank N.A. SPA)(a)
3,800,000	0.300	04/01/25	3,800,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2010 Subseries F-4
15,550,000	0.310	11/15/47	15,550,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase & Co. SPA)(a)
5,110,000	0.300	12/01/14	5,110,000
Michigan State University VRDN RB General Series 2005 (Landesbank Hessen-Thueringen SPA)
13,465,000	0.270	02/15/34	13,465,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Michigan — (continued)
University of Michigan VRDN RB Floating Refunding Hospital Series 1998 A-2
$1,000,000	0.260%	12/01/24	$1,000,000
University of Michigan VRDN RB General Series 2008 A
9,000,000	2.400	04/01/38	9,000,000
University of Michigan VRDN RB Hospital Series 2005 A
10,400,000	0.260	12/01/35	10,400,000
University of Michigan VRDN RB Hospital Series 2007 B
6,500,000	0.270	12/01/37	6,500,000
University of Michigan VRDN RB Medical Services Plan Series 2006 A
1,400,000	0.290	12/01/27	1,400,000
University of Michigan VRDN RB Refunding for Medical Service Plan Series 1998 A-1
1,505,000	0.260	12/01/21	1,505,000

			71,730,000

Minnesota — 1.5%
Minneapolis Health Care System VRDN RB for Fairview Health Series 2010 E-19 (Royal Bank of Canada LOC)(a)
10,000,000	0.300	11/15/47	10,000,000
Minneapolis VRDN RB University Gateway Project Series 2009 (Wells Fargo Bank N.A. SPA)
10,500,000	0.280	12/01/40	10,500,000
Minnesota State GO VRDN Putters Series 2010-3844 (JPMorgan Chase & Co.)(a)
3,400,000	0.300	08/01/18	3,400,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 2005 6-D (Wells Fargo Bank N.A. SPA)
14,865,000	0.290	04/01/35	14,865,000
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A. SPA)
11,200,000	0.260	12/01/26	11,200,000
University of Minnesota VRDN RB Refunding Series 2008 A RMKT (University of Minnesota SPA)
25,475,000	0.290	08/15/31	25,475,000
University of Minnesota VRDN RB Series 1999 A RMKT (U.S. Bank N.A. SPA)
65,040,000	0.310	01/01/34	65,040,000
University of Minnesota VRDN RB Series 2001 C (JPMorgan Chase & Co. SPA)
23,950,000	0.310	12/01/36	23,950,000

			164,430,000

Mississippi — 2.5%
Jackson County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993
38,655,000	0.250	06/01/23	38,655,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A
5,600,000	0.080	12/01/30	5,600,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 C
12,700,000	0.270	12/01/30	12,700,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 C
18,400,000	0.250	12/01/30	18,400,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 E
26,300,000	0.260	12/01/30	26,300,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 G
8,700,000	0.250	12/01/30	8,700,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Mississippi — (continued)
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 D
$7,000,000	0.270%	12/01/30	$7,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E
10,000,000	0.300	12/01/30	10,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 G
20,000,000	0.270	11/01/35	20,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 I
8,000,000	0.270	11/01/35	8,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 J
10,000,000	0.270	11/01/35	10,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 K
15,000,000	0.270	11/01/35	15,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 L
15,000,000	0.270	11/01/35	15,000,000
Mississippi Business Financial Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 B
52,600,000	0.270	12/01/30	52,600,000
Mississippi State GO VRDN for Nissan Project Series 2003 C RMKT (Bank of America N.A. SPA)
26,550,000	0.350	11/01/23	26,550,000

			274,505,000

Missouri — 1.2%
Curators University Systems Facilities VRDN RB Series 2006 B
3,900,000	0.260	11/01/35	3,900,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Kauffman Center Performing Arts Series 2007 A (Bank of America N.A. SPA)
22,500,000	0.280	06/01/37	22,500,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2004 A (JPMorgan Chase & Co. SPA)
15,700,000	0.270	12/01/33	15,700,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2005 B (U.S. Bank N.A. SPA)
3,000,000	0.270	05/15/34	3,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 A (U.S. Bank N.A. SPA)(b)
4,000,000	0.280	05/15/38	4,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 B (Bank of America N.A. LOC)
4,500,000	0.340	11/15/40	4,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for Sisters of Mercy Health System Series 2008 F (U.S. Bank N.A. SPA)
20,000,000	0.260	06/01/39	20,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-2 RMKT (Bank of America N.A. LOC)
2,125,000	0.270	06/01/33	2,125,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA)
10,550,000	0.260	06/01/33	10,550,000
Missouri State Health & Educational Facilities Authority VRDN RB for St. Louis University Series 2008 A-2 (Wells Fargo Bank N.A. LOC)
7,030,000	0.260	10/01/35	7,030,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase & Co.)(a)
$11,395,000	0.300%	03/15/16	$11,395,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3604 (JPMorgan Chase & Co.)(a)
1,500,000	0.280	05/15/17	1,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 B (JPMorgan Chase & Co. SPA)
3,000,000	0.270	03/01/40	3,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2004 A (Wells Fargo Bank N.A. SPA)
2,300,000	0.270	02/15/34	2,300,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2008-2587 (JPMorgan Chase & Co. SPA)(a)
7,955,000	0.300	11/15/11	7,955,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Saint Luke’s Systems Series 2008 C (Bank of America N.A. LOC)
5,200,000	0.340	11/15/40	5,200,000
University of Missouri VRDN RB for Systems Facilities Series 2000 B
8,100,000	0.270	11/01/30	8,100,000

			132,755,000

Montana — 0.4%
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Health Systems Series 2003 (Bank of Montreal SPA)
31,110,000	0.300	12/01/35	31,110,000
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Series 2006 A (JPMorgan Chase & Co. SPA)
13,935,000	0.280	12/01/25	13,935,000

			45,045,000

Nebraska(a) — 0.1%
Omaha Public Power District Electric VRDN RB ROCS-RR-II R-11291 Series 2007 (Citibank N.A. SPA)
8,530,000	0.300	08/01/12	8,530,000

Nevada — 0.9%
Clark County GO VRDN Austin Trust Certificates Series 2008-1171 (Bank of America N.A. SPA)(a)
9,770,000	0.320	06/01/38	9,770,000
Clark County GO VRDN Putters Series 2009-3366 Z (JPMorgan Chase & Co. SPA)(a)
6,080,000	0.300	07/01/16	6,080,000
Clark County GO VRDN ROCS-RR-II R-11507 Series 2008 (Citibank N.A. SPA)(a)
2,900,000	0.300	06/01/16	2,900,000
Clark County GO VRDN ROCS-RR-II R-11836 Series 2010 (Citibank N.A.)(a)
3,000,000	0.300	06/01/16	3,000,000
Clark County School District GO VRDN ROCS-RR-II R-11297 Series 2007 (Citibank N.A. SPA)(a)
12,460,000	0.300	12/15/15	12,460,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase & Co.)(a)
6,305,000	0.300	01/01/17	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase & Co.)(a)
7,000,000	0.300	01/01/17	7,000,000
Las Vegas Valley Water District CP Series 2010 (BNP Paribas SPA)
15,000,000	0.340	12/01/10	15,000,000
10,000,000	0.320	02/02/11	10,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Nevada — (continued)
Las Vegas Valley Water District GO VRDN Putters Series 2010-3725 (JPMorgan Chase & Co.)(a)
$4,690,000	0.300%	02/01/16	$4,690,000
Nevada State GO Bonds Refunding for Capital Improvement Series 2005 A
9,325,000	5.000	02/01/11	9,397,305
Nevada State GO VRDN Series 2009-3421 (JPMorgan Chase & Co. SPA)(a)
9,115,000	0.300	06/01/16	9,115,000

			95,717,305

New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Floaters Series 2009-3051 (Morgan Stanley & Co.)(a)
8,000,000	0.300	06/01/39	8,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Floaters Series 2009-3069X (Morgan Stanley & Co.)(a)
7,000,000	0.300	06/01/39	7,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 A (JPMorgan Chase & Co. SPA)
12,520,000	0.280	06/01/31	12,520,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 B (JPMorgan Chase & Co. SPA)
9,215,000	0.280	06/01/41	9,215,000
Rockingham County GO TANS Series 2010
12,000,000	0.750	12/22/10	12,002,400

			48,737,400

New Jersey — 0.5%
New Jersey State RANS Putters Series 2010-3808 (JPMorgan Chase & Co.)(a)
47,700,000	0.280	06/23/11	47,700,000
New Jersey State Turnpike Authority VRDN RB Series 2009 C (Bank of Nova Scotia LOC)
3,900,000	0.280	01/01/24	3,900,000

			51,600,000

New Mexico — 0.8%
New Mexico Finance Authority Transportation VRDN RB Refunding for Subordinated Lien Series 2008 Subseries B-2 (UBS AG LOC)
22,300,000	0.300	12/15/26	22,300,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2002 C (JPMorgan Chase & Co. SPA)
36,540,000	0.300	06/01/30	36,540,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (JPMorgan Chase & Co. SPA)
25,090,000	0.300	06/01/26	25,090,000

			83,930,000

New York — 12.7%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC)
45,500,000	0.330	05/01/33	45,500,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC)
48,100,000	0.310	05/01/33	48,100,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2B (Bayerische Landesbank LOC)
4,610,000	0.300	05/01/33	4,610,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 3B RMKT (Westdeutsche Landesbank AG LOC)
$15,300,000	0.290%	05/01/33	$15,300,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Eagle Series 2006-0133 Class A (BHAC) (Citibank N.A.)(a)
11,100,000	0.300	11/15/36	11,100,000
Nassau County GO RANS Series 2010
16,500,000	2.000	03/15/11	16,574,541
Nassau County GO RANS Series 2010 A
43,000,000	1.250	03/15/11	43,101,562
Nassau County IDA Civic Facility VRDN RB Refunding & Improvement for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A. SPA)
4,300,000	0.250	01/01/34	4,300,000
New York City Austin Trust Certificates GO VRDN Series 2008-1064 (Bank of America N.A. SPA)(a)
3,660,000	0.310	06/01/32	3,660,000
New York City Austin Trust Certificates VRDN RB for Museum of Modern Art VRDN RB Series 2008-3316 (Bank of America N.A. SPA)(a)
7,815,000	0.310	04/01/28	7,815,000
New York City GO VRDN Fiscal Series 2008 Subseries D-4 (Calyon Bank SPA)
8,000,000	0.260	12/01/32	8,000,000
New York City GO VRDN Floaters Series 2009-3000 (Morgan Stanley Municipal Products)(a)
15,000,000	0.300	03/01/21	15,000,000
New York City GO VRDN Floaters Series 2010-3178 (Morgan Stanley & Co.)(a)
5,000,000	0.310	04/01/22	5,000,000
New York City GO VRDN Putters Series 2008-2948 (JPMorgan Chase & Co.)(a)
12,565,000	0.300	04/15/12	12,565,000
New York City GO VRDN Putters Series 2008-2950 (JPMorgan Chase & Co.)(a)
6,115,000	0.300	06/01/14	6,115,000
New York City GO VRDN Putters Series 2008-2951 (JPMorgan Chase & Co. SPA)(a)
4,465,000	0.300	10/01/13	4,465,000
New York City GO VRDN Putters Series 2008-3006 (JPMorgan Chase & Co. SPA)(a)
6,660,000	0.300	04/01/16	6,660,000
New York City GO VRDN Putters Series 2008-3181 (JPMorgan Chase & Co. SPA)(a)
6,660,000	0.300	02/15/13	6,660,000
New York City GO VRDN Putters Series 2008-3282 (JPMorgan Chase & Co. SPA)(a)
3,350,000	0.300	11/15/26	3,350,000
New York City GO VRDN Putters Series 2009-3457 (JPMorgan Chase & Co.)(a)
4,245,000	0.300	05/15/17	4,245,000
New York City GO VRDN ROCS-RR-II R-11464 Series 2008 (Citibank N.A. SPA)(a)
3,920,000	0.300	01/15/12	3,920,000
New York City GO VRDN ROCS-RR-II R-11515 Series 2008 (Citibank N.A. SPA)(a)
5,940,000	0.300	03/15/12	5,940,000
New York City GO VRDN ROCS-RR-II R-11668 Series 2008 (Citibank N.A. SPA)(a)
35,695,000	0.300	12/01/25	35,695,000
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A.)(a)
22,525,000	0.300	05/15/17	22,525,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC)
2,200,000	0.300	08/01/22	2,200,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City GO VRDN Series 1993 Subseries A-4 (Westdeutsche Landesbank AG LOC)
$17,700,000	0.300%	08/01/23	$17,700,000
New York City GO VRDN Series 1993 Subseries E-3 (Westdeutsche Landesbank AG LOC)
16,600,000	0.300	08/01/23	16,600,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC)
59,400,000	0.300	02/15/16	59,400,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC)
4,810,000	0.300	08/01/20	4,810,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC)
23,975,000	0.270	08/01/31	23,975,000
New York City GO VRDN Series 2004 Subseries H-8 (Westdeutsche Landesbank AG LOC)
9,405,000	0.350	03/01/34	9,405,000
New York City GO VRDN Series 2005 Subseries F-4A RMKT (Sumitomo Mitsui Banking Corp. LOC)
11,900,000	0.270	09/01/35	11,900,000
New York City GO VRDN Series 2006 Subseries I-3 (Bank of America N.A. LOC)
2,800,000	0.300	04/01/36	2,800,000
New York City GO VRDN Series 2006 Subseries I-8 (Bank of America N.A. LOC)
2,100,000	0.300	04/01/36	2,100,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA)
35,000,000	0.250	04/15/36	35,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA)
1,300,000	0.250	10/15/41	1,300,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA)
27,400,000	0.250	03/15/36	27,400,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Second General Fiscal Series 2007 BB-2 (Bank of America N.A. SPA)
3,060,000	0.340	06/15/35	3,060,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA)(a)
12,432,000	0.310	06/15/38	12,432,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-1192 (Bank of America N.A. SPA)(a)
2,750,000	0.310	06/15/30	2,750,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-3306 (Bank of America N.A. SPA)(a)
5,000,000	0.310	06/15/31	5,000,000
New York City Municipal Water Finance Authority Municipal Trust Receipts VRDN RB Floater Series 2010-29W (Barclays Bank PLC)(a)
10,000,000	0.280	06/15/39	10,000,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3384 (JPMorgan Chase & Co. SPA)(a)
3,750,000	0.300	12/15/16	3,750,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3477 (JPMorgan Chase & Co.)(a)
3,795,000	0.300	06/15/17	3,795,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3561 (JPMorgan Chase & Co.)(a)
6,000,000	0.300	06/15/17	6,000,000
New York City Municipal Water Finance Authority VRDN RB ROCS-RR-II R-11556 Series 2008 (BHAC) (Citibank N.A. SPA)(a)
9,065,000	0.300	06/15/12	9,065,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Eagle Series 2006-0074 Class A (Citibank N.A.)(a)
$7,045,000	0.300%	06/15/36	$7,045,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB for Second General Series 2010 DD-2 (Bank of New York SPA)
13,400,000	0.230	06/15/43	13,400,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB for Second General Series 2010 DD-3A (U.S. Bank N.A. SPA)
11,500,000	0.260	06/15/43	11,500,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB for Second General Series 2010 DD-3B (California State Teachers Retirement System SPA)
11,500,000	0.270	06/15/43	11,500,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-2559 (JPMorgan Chase & Co. SPA)(a)
1,780,000	0.300	12/15/13	1,780,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co. SPA)(a)
7,845,000	0.300	06/15/16	7,845,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-406 Series 2005 (Citibank N.A. SPA)(a)
8,000,000	0.300	06/15/13	8,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank SPA)
17,600,000	0.300	06/15/35	17,600,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-10381 Series 2009 (Citibank N.A. SPA)(a)
11,000,000	0.300	12/15/12	11,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-9301 Series 2008 (Citigroup Financial Products SPA)(a)
5,440,000	0.300	12/15/13	5,440,000
New York City Transitional Finance Authority Austin Trust Certificates VRDN RB Series 2008-1190 (Bank of America N.A. SPA)(a)
3,170,000	0.310	11/01/27	3,170,000
New York City Transitional Finance Authority VRDN RB Eagle Series 2007-0019 Class A (Citibank N.A. SPA)(a)
8,465,000	0.300	11/01/30	8,465,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (JPMorgan Chase & Co. SPA)
6,000,000	0.280	11/15/22	6,000,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA)
72,850,000	0.280	11/15/28	72,850,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA)
9,845,000	0.270	11/15/27	9,845,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 C (Bayerische Landesbank SPA)
23,300,000	0.320	05/01/28	23,300,000
New York City Transitional Finance Authority VRDN RB Putters Series 2008-3283 (JPMorgan Chase & Co. SPA)(a)
3,495,000	0.300	05/01/15	3,495,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1B (Societe Generale)
13,060,000	0.270	11/01/22	13,060,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank SPA)
450,000	0.340	11/01/22	450,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3B (Citibank N.A. SPA)
$9,000,000	0.230%	11/01/22	$9,000,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA)
8,400,000	0.300	11/01/22	8,400,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3H (Royal Bank of Canada SPA)
1,065,000	0.290	11/01/22	1,065,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-II R-10344 Series 2009 (Citibank N.A.)(a)
6,240,000	0.300	08/01/12	6,240,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2F (Bayerische Landesbank SPA)
5,850,000	0.300	11/01/22	5,850,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
4,940,000	0.290	10/01/36	4,940,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A1 (Bank of America N.A. SPA)
1,225,000	0.310	04/01/27	1,225,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2009-3502 (JPMorgan Chase Bank & Co.)(a)
3,200,000	0.330	01/01/37	3,200,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA)(a)
20,800,000	0.310	07/01/48	20,800,000
New York State Dormitory Authority Municipal Trust Receipts VRDN RB for Cornell University Floater Series 2010-58B (Barclays Bank PLC)(a)
5,035,000	0.280	07/01/40	5,035,000
New York State Dormitory Authority Municipal Trust Receipts VRDN RB for Cornell University Floater Series 2010-59B (Barclays Bank PLC)(a)
2,535,000	0.280	07/01/40	2,535,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A. SPA)
8,550,000	0.270	07/01/40	8,550,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0047 Class A (Citibank N.A.)(a)
23,400,000	0.300	03/15/35	23,400,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0164 Class A (Citibank N.A.)(a)
10,060,000	0.300	03/15/36	10,060,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB ROCS-RR-II-R-11777 Series 2009 (Citibank N.A.)(a)
4,000,000	0.300	02/15/17	4,000,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase & Co. SPA)(a)
6,660,000	0.300	03/15/15	6,660,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3280 (JPMorgan Chase & Co.)(a)
5,000,000	0.300	09/15/16	5,000,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2009-3397 (JPMorgan Chase & Co. SPA)(a)
10,515,000	0.300	03/15/17	10,515,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA)(a)
18,000,000	0.300	12/15/35	18,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2007-0096 Class A (Citibank N.A.)(a)
20,485,000	0.300	03/15/37	20,485,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority Secondary Issues VRDN RB for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A.)(a)
$8,535,000	0.300%	05/29/14	$8,535,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS RR II R-11535 Series 2008 (Citibank N.A.)(a)
2,770,000	0.300	07/01/16	2,770,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11560 for Memorial Sloan-Kettering Hospital Series 2008 (Citibank N.A. SPA)(a)
2,100,000	0.300	07/01/16	2,100,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11722 Series 2009 (Citibank N.A. SPA)(a)
5,735,000	0.300	07/01/16	5,735,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11814 Series 2009 (Citibank N.A.)(a)
7,500,000	0.310	07/01/17	7,500,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A. SPA)(a)
8,920,000	0.300	04/01/15	8,920,000
New York State Dormitory Authority VRDN RB Floater Certificates for New York University Series 2009-91C (Wells Fargo Bank N.A.)(c)
11,995,000	0.450	07/01/39	11,995,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D 2E (BNP Paribas SPA)
4,955,000	0.250	02/15/31	4,955,000
New York State Dormitory Authority VRDN RB Putters for Cornell University Series 2009-3383 (JPMorgan Chase & Co. SPA)(a)
2,000,000	0.300	01/01/17	2,000,000
New York State Dormitory Authority VRDN RB Putters for Memorial Sloan-Kettering Hospital Series 2008-3171 (JPMorgan Chase & Co. SPA)(a)
34,255,000	0.300	07/01/16	34,255,000
New York State Dormitory Authority VRDN RB Putters for Memorial Sloan-Kettering Hospital Series 2008-3201 (JPMorgan Chase & Co. SPA)(a)
10,020,000	0.300	01/01/30	10,020,000
New York State Dormitory Authority VRDN RB Putters for New York University Series 2008-3233Z (JPMorgan Chase & Co.)(a)
8,770,000	0.300	07/01/32	8,770,000
New York State Dormitory Authority VRDN RB Putters for New York University Series 2009-3607 (JPMorgan Chase & Co.)(a)
6,800,000	0.300	07/01/17	6,800,000
New York State Dormitory Authority VRDN RB Putters for Vassar College Series 2008-3204 (JPMorgan Chase & Co. SPA)(a)
5,825,000	0.300	07/01/37	5,825,000
New York State Dormitory Authority VRDN RB Putters Series 2008-3209 (JPMorgan Chase & Co. SPA)
4,100,000	0.300	01/01/30	4,100,000
New York State Dormitory Authority VRDN RB Putters Series 2009-3518 (JPMorgan Chase & Co.)(a)
3,840,000	0.300	02/15/33	3,840,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3698Z (JPMorgan Chase & Co.)(a)
7,100,000	0.300	03/15/14	7,100,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3792Z (JPMorgan Chase & Co.)(a)
6,435,000	0.300	03/15/17	6,435,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank)(a)
5,315,000	0.290	07/01/39	5,315,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase & Co. SPA)(a)
3,620,000	0.300	12/15/15	3,620,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-2871 (JPMorgan Chase & Co. SPA)(a)
$3,640,000	0.300%	06/15/37	$3,640,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-3195Z (JPMorgan Chase & Co. SPA)(a)
19,995,000	0.280	06/15/11	19,995,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC)
29,200,000	0.310	03/15/31	29,200,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA)
29,390,000	0.290	05/15/37	29,390,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA)
19,100,000	0.250	05/15/34	19,100,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA)
28,800,000	0.250	11/15/36	28,800,000
New York State Local Government Assistance Corp. Austin Trust Certificates VRDN RB Series 2008-3506 (AGM) (Bank of America N.A.)(a)
3,710,000	0.310	04/01/16	3,710,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinated Lien Series 2003 4V RMKT (GO of Corp.) (Bank of America N.A. SPA)(b)
23,000,000	0.310	04/01/22	23,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC)
25,000	0.320	04/01/22	25,000
New York State Local Government Assistance Corp. VRDN RB Series 1994 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC)
7,995,000	0.300	04/01/23	7,995,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen LOC)
1,900,000	0.320	04/01/25	1,900,000
New York State Thruway Authority VRDN RB Floaters Series 2006-1427 (AGM) (Morgan Stanley & Co.)(a)
6,780,000	0.310	01/01/26	6,780,000
New York State Urban Development Corp. Personal Income Tax VRDN RB Floater Trust Series 2009 6W-Reg. D (Barclays Bank PLC)(a)
3,900,000	0.280	03/15/37	3,900,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3094 (JPMorgan Chase & Co. SPA)(a)
11,660,000	0.300	09/15/12	11,660,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R 11793 Series 2009 (GO of Authority)(a)
1,500,000	0.310	03/15/27	1,500,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A.)(a)
1,200,000	0.300	10/01/14	1,200,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1184 (Bank of America N.A. SPA)(a)
4,600,000	0.310	11/15/33	4,600,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1188 (Bank of America N.A. SPA)(a)
4,900,000	0.310	11/15/33	4,900,000
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2009-3083 (Morgan Stanley Municipal Products)(a)
6,975,000	0.310	11/15/37	6,975,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3063 (JPMorgan Chase & Co. SPA)(a)
$9,995,000	0.300%	05/15/16	$9,995,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2010-3685 (GO of Authority) (JPMorgan Chase & Co.)(a)
3,200,000	0.300	11/15/16	3,200,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA)
2,765,000	0.280	01/01/32	2,765,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-4 (Landesbank Baden-Wurttemberg SPA)
2,990,000	0.310	01/01/32	2,990,000

			1,399,158,103

North Carolina — 5.4%
Buncombe County Metropolitan Sewer District Systems VRDN RB Refunding Series 2008 A (Bank of America N.A. SPA)
3,200,000	0.410	07/01/31	3,200,000
Buncombe County Metropolitan Sewer District Systems VRDN RB Refunding Series 2008 B (Bank of America N.A. SPA)
20,605,000	0.410	07/01/29	20,605,000
Cary GO VRDN Public Improvement Series 2006 (Bank of New York SPA)
8,715,000	0.260	06/01/27	8,715,000
Charlotte Douglas International Airport VRDN RB Refunding Series 2008 D (Bank of America N.A. LOC)
5,305,000	0.410	07/01/34	5,305,000
Charlotte VRDN COPS Transit Projects Series 2004 B (Bank of America N.A. SPA)
1,095,000	0.330	06/01/14	1,095,000
Charlotte Water & Sewer Systems VRDN RB Putters Series 2009-3443 (JPMorgan Chase & Co. SPA)(a)
5,980,000	0.300	07/01/16	5,980,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA)
26,100,000	0.330	06/01/25	26,100,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB for Carolinas Healthcare Series 2007 G (AGM) (Bank of America N.A. LOC)
18,000,000	0.330	01/15/41	18,000,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB for Carolinas Healthcare Series 2007 H RMKT (Wachovia Bank N.A. LOC)
10,225,000	0.260	01/15/45	10,225,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2005 B (Bank of America N.A. SPA)
4,045,000	0.260	01/15/26	4,045,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2005 C (Bank of America N.A. SPA)
19,255,000	0.330	01/15/26	19,255,000
Durham GO VRDN Public Improvement Series 1993 (Wachovia Bank N.A. SPA)
2,975,000	0.320	02/01/11	2,975,000
2,570,000	0.320	02/01/12	2,570,000
3,375,000	0.320	02/01/13	3,375,000
East Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA)
8,945,000	0.300	05/01/24	8,945,000
Forsyth County GO VRDN Series 2004 A (Wachovia Bank N.A. SPA)
8,450,000	0.300	03/01/25	8,450,000
Forsyth County GO VRDN Series 2004 B (Wachovia Bank N.A. SPA)
6,685,000	0.300	03/01/25	6,685,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Carolina — (continued)
Greensboro Enterprise System VRDN RB Series 1998 B (Bank of America N.A. SPA)
$2,110,000	0.460%	06/01/24	$2,110,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA)
11,250,000	0.350	06/01/30	11,250,000
Greensboro GO VRDN Public Improvement Series 1994 B (Wachovia Bank N.A. SPA)
1,050,000	0.460	04/01/12	1,050,000
Greensboro GO VRDN Public Improvement Series 2003 B (Bank of America N.A. SPA)
2,635,000	0.460	02/01/22	2,635,000
Greensboro GO VRDN Public Improvement Series 2008 B (Bank of America N.A. SPA)
8,950,000	0.350	02/01/28	8,950,000
Guilford County GO VRDN Series 2004 C (Bank of America N.A. SPA)
29,650,000	0.350	10/01/20	29,650,000
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA)
2,200,000	0.300	02/01/16	2,200,000
2,200,000	0.300	02/01/20	2,200,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA)
11,830,000	0.410	02/01/23	11,830,000
Mecklenburg County GO VRDN Series 2006 A
21,670,000	0.300	02/01/26	21,670,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2005-0060 Class A (Citibank N.A. SPA)(a)
15,600,000	0.300	10/01/41	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2006-0012 A (Citibank N.A SPA)(a)
26,365,000	0.300	10/01/41	26,365,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA)(a)
10,890,000	0.300	07/01/42	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA)(a)
16,060,000	0.300	10/01/44	16,060,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2008-3186Z (JPMorgan Chase & Co.)(a)
6,900,000	0.280	10/01/14	6,900,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase & Co. SPA)(a)
10,300,000	0.300	10/01/16	10,300,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A
13,595,000	0.280	01/01/20	13,595,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B
12,450,000	0.230	12/01/21	12,450,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floater Series 2010-31W (Barclays Bank PLC)(a)
2,000,000	0.310	06/01/42	2,000,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JPMorgan Chase & Co. SPA)
2,900,000	0.300	11/01/34	2,900,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Wakemed, Inc. Series 2009 C (Wachovia Bank N.A. LOC)
15,625,000	0.300	10/01/26	15,625,000
North Carolina Medical Care Commission Hospital VRDN RB for Moses Cone Health Systems Series 2004 A
3,000,000	0.310	10/01/35	3,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Carolina — (continued)
North Carolina Medical Care Commission Hospital VRDN RB Refunding for Moses Cone Health Systems Series 2008 (Bank of America N.A. SPA)
$26,140,000	0.310%	10/01/35	$26,140,000
North Carolina State GO Bonds for Public Improvement Series 2001 A
2,000,000	4.750	03/01/11	2,049,114
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA)
41,040,000	0.330	05/01/21	41,040,000
Raleigh Comb Enterprise System VRDN RB Eagle Series 2007-0010 A (Landesbank Hessen-Thueringen SPA)(a)
4,950,000	0.300	03/01/36	4,950,000
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA)
10,000,000	0.270	03/01/35	10,000,000
Raleigh Comb Enterprise System VRDN RB Series 2008 B (Wachovia Bank N.A. SPA)
12,850,000	0.270	03/01/35	12,850,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (U.S. Bank N.A. LOC)
10,800,000	0.280	05/01/36	10,800,000
Raleigh VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A. SPA)(a)
19,325,000	0.300	03/01/14	19,325,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 B (Wachovia Bank N.A. SPA)
4,635,000	0.300	02/01/29	4,635,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA)
8,640,000	0.330	02/15/31	8,640,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA)(a)
15,345,000	0.300	12/01/34	15,345,000
University of North Carolina VRDN RB ROCS-RR-II R-11292 for Chapel Hill Hospital Series 2007 (Citibank N.A. SPA)(a)
3,070,000	0.300	12/01/15	3,070,000
Wake County GO VRDN for Public Improvement Series 2003 B (Lloyds TSB Bank PLC SPA)
11,750,000	0.270	04/01/17	11,750,000
2,700,000	0.270	04/01/18	2,700,000
Wake County GO VRDN for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA)
8,150,000	0.330	04/01/19	8,150,000
2,700,000	0.330	04/01/20	2,700,000
Wake County GO VRDN Public Improvements Series 2003 B (Lloyds TSB Bank PLC SPA)
2,600,000	0.270	04/01/16	2,600,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA)
10,005,000	0.330	04/01/21	10,005,000
Wake County VRDN RB Putters Series 2009-3553 (JPMorgan Chase & Co.)(a)
3,375,000	0.300	06/01/17	3,375,000
Wilmington VRDN RB Refunding Series 2002 (Wachovia Bank N.A. SPA)
12,660,000	0.300	06/01/15	12,660,000

			597,539,114

North Dakota — 0.6%
Mercer County for Basin Electric and Power Cooperative CP Series 2010
64,925,000	0.320	12/01/10	64,925,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Ohio — 2.4%
Allen County Hospital Facilities VRDN RB for Catholic Healthcare Series 2010 C (Bank of Nova Scotia LOC)
$28,950,000	0.290%	06/01/34	$28,950,000
Cleveland Clinic VRDN RB Floater Certificates Series 2008-59C (Wells Fargo & Co. SPA)(a)
19,800,000	0.300	01/01/33	19,800,000
Columbus GO Notes for Transportation Projects LTD Tax Series 2010-1(b)
24,645,000	2.000	12/07/11	25,047,946
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase & Co. SPA)(a)
4,360,000	0.300	09/01/15	4,360,000
Columbus GO VRDN Sanitation Sewer System Series 2006-1
1,445,000	0.270	12/01/26	1,445,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase & Co. SPA)(a)
4,405,000	0.300	12/01/15	4,405,000
Cuyahoga County VRDN RB Cleveland Clinic Series 2004 Subseries B1 (JPMorgan Chase & Co. SPA)
11,485,000	0.270	01/01/39	11,485,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B
7,800,000	0.280	11/01/40	7,800,000
Montgomery County VRDN RB for Catholic Health Putters Series 2009-3622 (JPMorgan Chase & Co.)(a)
4,190,000	0.300	05/01/33	4,190,000
Montgomery County VRDN RB for Catholic Health Series 2004 B-1 (Bank of New York SPA)
13,500,000	0.300	03/01/27	13,500,000
Ohio State GO VRDN Common Schools Series 2006 C
22,980,000	0.270	06/15/26	22,980,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B
32,525,000	0.290	08/01/17	32,525,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D
13,185,000	0.290	02/01/19	13,185,000
Ohio State Higher Educational Facility VRDN RB Case Western Reserve University Series 2008 B-1 (Bank of America N.A. LOC)
1,450,000	0.310	12/01/44	1,450,000
Ohio State Higher Educational Facility VRDN RB Case Western Reserve University Series 2008 B-2 (Bank of America N.A. LOC)
1,800,000	0.280	12/01/44	1,800,000
Ohio State Higher Educational Facility VRDN RB for Cleveland Clinic Putters Series 2008-3140 (JPMorgan Chase & Co. SPA)(a)
3,190,000	0.300	01/01/16	3,190,000
Ohio State Higher Educational Facility VRDN RB for Oberlin College Project Series 2008 (U.S. Bank N.A. SPA)
4,800,000	0.310	10/01/48	4,800,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3551 (JPMorgan Chase & Co.)(a)
14,245,000	0.300	01/01/33	14,245,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3555Z (JPMorgan Chase & Co.)(a)
7,995,000	0.300	01/01/17	7,995,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase & Co.)(a)
5,000,000	0.300	01/01/17	5,000,000
Ohio State University for Cleveland Clinic CP Series 2010
10,000,000	0.350	02/16/11	10,000,000
19,500,000	0.380	03/15/11	19,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Ohio — (continued)
Ohio State University General Receipts VRDN RB Series 1999 B1
$5,810,000	0.270%	12/01/29	$5,810,000

			263,462,946

Oklahoma — 0.3%
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 D Convertible (Lloyds TSB Bank PLC SPA)
31,650,000	0.280	01/01/28	31,650,000

Oregon — 1.7%
Clackamas County Providence Health Services CP Series 2010
10,000,000	0.340	02/01/11	10,000,000
Oregon Health Sciences University VRDN RB Series 2009 B-2 (U.S. Bank N.A. LOC)
4,770,000	0.300	07/01/27	4,770,000
Oregon State GO TANS Series 2010 A
80,000,000	2.000	06/30/11	80,741,514
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA)
53,400,000	0.300	12/01/19	53,400,000
Portland Sewer System RB for Second Lien Series 2010 A
17,130,000	2.000	03/01/11	17,202,317
Salem Hospital Facility Authority VRDN RB for Salem Hospital Project Series 2008 C (Bank of America N.A. LOC)(b)
12,500,000	3.500	08/15/36	12,500,000
Umatilla County Hospital Facility Authority VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA)
5,500,000	0.320	12/01/24	5,500,000

			184,113,831

Pennsylvania — 1.9%
Downingtown Area School District Municipal Products, Inc. Trust GO VRDN Floater Certificates Series 2010 E-13 (Royal Bank of Canada)(a)
7,470,000	0.300	05/01/30	7,470,000
Geisinger Authority Health System VRDN RB Series 2005 A (Bank of America SPA)
40,200,000	0.300	05/15/35	40,200,000
Geisinger Authority Health System VRDN RB Series 2009 C (Wells Fargo Bank N.A. SPA)
6,500,000	0.250	06/01/39	6,500,000
Geisinger Health Systems Authority VRDN RB Series 2002 (Fleet National Bank SPA)
2,225,000	0.300	11/15/32	2,225,000
Lancaster County Hospital Authority VRDN RB Health System of Lancaster General Hospital Series 2008 (Bank of America N.A. LOC)
10,400,000	0.340	07/01/41	10,400,000
Lehigh County General Purpose Hospital VRDN RB Valley Health Network Series 2008 C (Bank of America N.A. LOC)
11,145,000	0.300	07/01/29	11,145,000
Northampton County General Purpose Authority VRDN RB for Higher Education Lehigh University Series 2004 (JPMorgan Chase & Co. SPA)
29,550,000	0.350	05/15/34	29,550,000
Pennsylvania Economic Development Financing Authority VRDN RB for Jefferson Health System Series 2005 A (Bank of America N.A. SPA)
5,440,000	0.410	05/15/38	5,440,000
Pennsylvania State GO VRDN ROCS-RR-II R-11056 (Citibank N.A. SPA)(a)
3,700,000	0.300	05/01/15	3,700,000
Pennsylvania State GO VRDN ROCS-RR-II R-11505 Series 2008 (Citibank N.A. SPA)(a)
3,400,000	0.300	08/01/15	3,400,000
Pennsylvania State Higher Educational Facilities VRDN RB University Health System Series 2008 A (Bank of America N.A. LOC)
285,000	0.260	01/01/38	285,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB Children’s Hospital Project Series 2002 B (JPMorgan Chase & Co. SPA)
$1,100,000	0.270%	07/01/25	$1,100,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2008 B (Wachovia Bank N.A. SPA)
7,400,000	0.270	07/01/31	7,400,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2008 C (Wachovia Bank N.A. SPA)
9,570,000	0.270	07/01/32	9,570,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Series 2008 A (Wachovia Bank N.A. SPA)
30,160,000	0.270	07/01/31	30,160,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 B (Landesbank Hessen-Thueringen SPA)
7,900,000	0.340	03/01/32	7,900,000
University of Pittsburgh of the Commonwealth System of Higher Education RANS Series 2010
25,000,000	2.000	05/31/11	25,188,890
University of Pittsburgh VRDN RB Floaters Series 2009-38C (Wells Fargo & Co.)(a)
4,000,000	0.300	09/15/35	4,000,000
Washington County Authority VRDN RB Refunding for University of Pennsylvania Series 2004
5,155,000	0.270	07/01/34	5,155,000

			210,788,890

Puerto Rico(a) — 0.7%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA)
66,695,000	0.350	08/01/57	66,695,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3101 (Morgan Stanley Municipal Products)
11,250,000	0.350	08/01/57	11,250,000

			77,945,000

Rhode Island — 0.2%
Rhode Island Health & Education Building Corp. Higher Educational Facilities VRDN RB for Brown University Series 2001 B
5,250,000	0.320	09/01/32	5,250,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan Chase & Co.)(a)
16,600,000	0.300	09/01/15	16,600,000

			21,850,000

South Carolina — 0.8%
Charleston Waterworks & Sewer System VRDN RB Capital Improvements Series 2006 B (Wachovia Bank N.A. SPA)
36,000,000	0.320	01/01/35	36,000,000
Charleston Waterworks & Sewer System VRDN RB Refunding System Series 2007 (Bank of America N.A. SPA)
6,150,000	0.370	01/01/28	6,150,000
Columbia Waterworks & Sewer System Municipal Trust Receipts VRDN RB Floater Series 2010-42W (Barclays Bank PLC)(a)
3,000,000	0.310	02/01/40	3,000,000
Columbia Waterworks & Sewer System Municipal Trust Receipts VRDN RB Floater Series 2010-43W (Barclays Bank PLC)(a)
3,750,000	0.310	02/01/40	3,750,000
Columbia Waterworks & Sewer System VRDN RB Series 2009 (U.S. Bank N.A. LOC)
4,080,000	0.250	02/01/38	4,080,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
South Carolina — (continued)
South Carolina State GO VRDN ROCS-RR-II R-692WF Series 2006 (Wells Fargo Bank SPA)(a)
$1,860,000	0.290%	10/01/18	$1,860,000
South Carolina State Public Service Authority Municipal Trust Receipts VRDN RB for Santee Cooper Floater Series 2010-50B (Barclays Bank PLC)(a)
4,565,000	0.310	01/01/40	4,565,000
South Carolina State Public Service Authority VRDN RB Floaters Series 2009-3065X (Morgan Stanley Municipal Products)(a)
12,800,000	0.300	01/01/38	12,800,000
South Carolina State Public Services Authority VRDN RB for Santee Cooper Putters Series 2010-3828 (JPMorgan Chase & Co.)(a)
7,725,000	0.300	07/01/18	7,725,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B1 RMKT (Bank of America N.A. LOC)
7,770,000	0.350	10/01/31	7,770,000
University of South Carolina Municipal Trust Receipts VRDN RB Floater Series 2010-57W (Barclays Bank PLC)(a)
5,850,000	0.310	06/01/40	5,850,000

			93,550,000

Tennessee — 0.4%
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Floater Trust Series 2010-14B (Barclays Bank PLC)(a)
3,490,000	0.310	10/01/39	3,490,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Putters Series 2009-3528 (JPMorgan Chase & Co.)(a)
5,000,000	0.300	04/01/17	5,000,000
Rutherford County Ascension Health & Educational Facilities Board VRDN RB Floaters Series 2010-3160 (Morgan Stanley & Co.)(a)
3,250,000	0.310	11/15/40	3,250,000
Rutherford County Ascension Health Municipal Trust Receipts VRDN RB Floater Series 2010-25W (Barclays Bank PLC)(a)
2,000,000	0.310	11/15/40	2,000,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for St. Jude Children’s Hospital Putters Series 2008-2915Z (JPMorgan Chase & Co. SPA)(a)
3,630,000	0.300	07/01/14	3,630,000
Tennessee State GO CP Series 2010 C (Tennessee Consolidated Retirement System SPA)
25,000,000	0.330	12/09/10	25,000,000

			42,370,000

Texas — 13.5%
Aledo ISD GO VRDN for School Building Series 2006 (PSF-GTD) (Bank of America N.A. SPA)
7,860,000	0.300	08/01/35	7,860,000
Austin ISD GO VRDN Putters Series 2009-3554 (JPMorgan Chase & Co.)(a)
3,525,000	0.300	08/01/17	3,525,000
Austin ISD GO VRDN ROCS RR-II R-11750 Series 2009 (Citibank N.A.)(a)
4,000,000	0.300	08/01/16	4,000,000
City of Arlington CP Series 2010 A
3,200,000	0.380	12/15/10	3,200,000
City of Austin GO Bonds for Public Improvement Series 2010 A
5,288,000	3.000	09/01/11	5,391,963
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co. SPA)(a)
6,495,000	0.300	02/15/14	6,495,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase & Co. SPA)(a)
$4,995,000	0.300%	02/15/15	$4,995,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11716 Series 2009 (Citibank N.A. SPA)(a)
8,285,000	0.300	12/01/40	8,285,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-12317 Series 2010 (AGM) (AMBAC) (Citibank N.A.)(a)
4,000,000	0.300	06/01/15	4,000,000
Dallas Area Rapid Transit VRDN RB Putters Series 2010-3687Z (AMBAC) (JPMorgan Chase & Co.)(a)
2,660,000	0.350	06/01/15	2,660,000
Dallas Children’s Medical Center VRDN RB Putters Series 2009-3509 (JPMorgan Chase & Co.)(a)
4,995,000	0.300	02/15/33	4,995,000
Dallas ISD GO VRDN Putters Series 2010-3795 (PSF-GTD) (JPMorgan Chase & Co.)(a)
2,500,000	0.300	08/15/13	2,500,000
Dallas Waterworks & Sewer System VRDN RB ROCS II R-12279 (AGM) (Citibank N.A.)(a)
7,805,000	0.300	06/01/14	7,805,000
Denton ISD GO VRDN for School Building Series 2006 B (PSF-GTD) (Bank of America N.A. SPA)
5,995,000	0.320	08/01/35	5,995,000
Denton ISD GO VRDN Putters Series 2008-2603 (PSF-GTD) (JPMorgan Chase & Co. SPA)(a)
3,695,000	0.300	08/15/15	3,695,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA)(a)
26,770,000	0.300	08/15/48	26,770,000
El Paso County Hospital District GO VRDN Putters Series 2008-2747 (AGM) (JPMorgan Chase & Co.)(a)
2,000,000	0.350	02/15/16	2,000,000
El Paso Water & Sewer Systems CP Series 2010 (JPMorgan Chase & Co. SPA)
2,000,000	0.370	01/04/11	2,000,000
9,000,000	0.400	01/04/11	9,000,000
Fort Bend ISD GO VRDN Floaters Series 2008 25C-1 3C7 (PSF-GTD) (Wells Fargo & Co.)(a)
9,905,000	0.300	08/15/34	9,905,000
Frisco ISD GO VRDN Floater Series 2008-19C (PSF-GTD) (Wells Fargo & Co. SPA)(a)
14,555,000	0.300	08/15/40	14,555,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA)(a)
10,170,000	0.290	02/15/37	10,170,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Methodist Hospital Series 2008 Subseries C-1
4,320,000	0.270	12/01/24	4,320,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Methodist Hospital Series 2009 Subseries C-2
3,075,000	0.270	12/01/31	3,075,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Putters Series 2009-3463 (JPMorgan Chase & Co.)(a)
4,995,000	0.300	04/01/21	4,995,000
Harris County Cultural Educational Facilities Finance Corp. VRDN RB for Methodist Hospital Series 2008 Subseries C-2
12,640,000	0.270	12/01/27	12,640,000
Harris County Flood Control District GO VRDN Putters Series 2009-3562 (AGM) (JPMorgan Chase & Co.)(a)
3,990,000	0.300	04/01/15	3,990,000
Harris County GO TANS Series 2010
20,500,000	1.500	02/28/11	20,557,813
10,000,000	1.750	02/28/11	10,034,279

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Harris County GO TANS Series 2010 — (continued)
$21,500,000	2.000%	02/28/11	$21,586,777
Harris County GO VRDN ROCS-RR-II R-10360 Series 2009 (Citibank N.A. SPA)(a)
7,175,000	0.300	10/01/14	7,175,000
Harris County Health Facilities Development Corp. VRDN RB for St. Luke’s Episcopal Hospital Series 2001 B (Bank of America N.A., Bayerische Landesbank, JPMorgan Chase & Co. and Northern Trust SPA)
2,300,000	0.280	02/15/31	2,300,000
Harris County Health Facilities Development Corp. VRDN RB for Texas Children’s Hospital Putters Series 2009-3491Z (JPMorgan Chase & Co.)(a)
4,995,000	0.300	04/01/33	4,995,000
Harris County Toll Road Authority RB Refunding Senior Lien Series 2010 A-2
30,000,000	2.000	08/15/21	30,347,472
Harris County Toll Road Authority VRDN RB Floaters Series 2009-3060X (Morgan Stanley Municipal Products)(a)
6,125,000	0.310	08/15/38	6,125,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase & Co. SPA)(a)
7,845,000	0.300	02/15/17	7,845,000
Harris County VRDN RB Putters Series 2009-3418 (AGM) (JPMorgan Chase & Co. SPA)(a)
2,080,000	0.300	08/15/27	2,080,000
Houston GO Notes CP Series 2010 (JPMorgan Chase & Co. SPA)
7,000,000	0.320	12/01/10	7,000,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Eagle Series 2007-0077 A (Citibank N.A. SPA)(a)
13,860,000	0.300	05/15/47	13,860,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA)(a)
18,860,000	0.290	11/15/33	18,860,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2008 A
14,800,000	0.260	05/15/48	14,800,000
Houston Higher Education Finance Corp. VRDN RB for Rice University ROCS-RR-II R-11066 (Citibank N.A. SPA)(a)
4,565,000	0.300	05/15/15	4,565,000
Houston Higher Education Finance Corp. VRDN RB Refunding for Rice University Project Series 2006 A (JPMorgan Chase & Co. SPA)
20,700,000	0.340	11/15/29	20,700,000
Houston Utilities System Municipal Products, Inc. Trust VRDN RB Floater Certificates Series 2010 E-14 (Royal Bank of Canada LOC)(a)
25,000,000	0.300	05/15/34	25,000,000
Houston Utilities System Spears/Lifers Trust VRDN RB Series 2007-268 (AGM) (Deutsche Bank A.G.)(a)
2,580,000	0.320	11/15/26	2,580,000
Houston Utilities System Spears/Lifers Trust VRDN RB Series 2007-374 (AGM) (Deutsche Bank A.G.)(a)
2,760,000	0.320	12/01/28	2,760,000
Houston Utilities System VRDN RB ROCS RR II R-11885X Series 2010 (AGM) (Citibank N.A.)(a)
3,400,000	0.300	05/15/17	3,400,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA)(a)
8,900,000	0.300	02/15/29	8,900,000
Judson ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A. SPA)(a)
3,950,000	0.290	02/01/35	3,950,000
Lower Colorado River Authority VRDN RB Putters Series 2008-2994 (BHAC) (JPMorgan Chase & Co. SPA)(a)
5,815,000	0.300	05/15/13	5,815,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Mesquite ISD GO VRDN for School Building Series 2003 A (PSF-GTD) (JPMorgan Chase & Co. SPA)(b)
$8,265,000	0.280%	08/01/29	$8,265,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3510 (JPMorgan Chase & Co.)(a)
4,995,000	0.300	02/15/33	4,995,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase & Co.)(a)
20,000,000	0.300	02/15/33	20,000,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA)(a)
5,155,000	0.290	08/01/37	5,155,000
North East ISD GO VRDN Eagle Series 2007-0123 A (PSF-GTD) (Banco Bilbao Vizcaya Argentaria SPA)(a)
8,935,000	0.310	08/01/37	8,935,000
North East ISD GO VRDN Putters Series 2007-2058 (PSF-GTD) (JPMorgan Chase & Co.)(a)
9,000,000	0.300	08/01/15	9,000,000
North Texas Municipal Water District Austin Trust Certificates VRDN RB Series 2008-1174 (Bank of America N.A. SPA)(a)
9,105,000	0.320	09/01/33	9,105,000
Plano GO VRDN Floater Series 2007-1862 (Wells Fargo & Co. SPA)(a)
2,915,000	0.290	09/01/27	2,915,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 A
36,960,000	0.280	12/01/39	36,960,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 B
25,000,000	0.290	12/01/39	25,000,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 C
33,200,000	0.290	12/01/39	33,200,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 A
3,250,000	0.280	04/01/40	3,250,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries D
105,000,000	0.280	11/01/40	105,000,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
40,000,000	0.290	11/01/40	40,000,000
Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 B
56,250,000	0.280	04/01/40	56,250,000
Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 C
50,500,000	0.290	04/01/40	50,500,000
Rice University CP Series 2010
10,000,000	0.310	02/01/11	10,000,000
Round Rock ISD GO VRDN Putters Series 2009-3341 (JPMorgan Chase & Co. SPA)(a)
4,995,000	0.300	08/01/16	4,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA)(a)
9,995,000	0.300	02/01/16	9,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-3247 (JPMorgan Chase & Co.)(a)
4,090,000	0.300	02/01/27	4,090,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3344 (JPMorgan Chase & Co. SPA)(a)
3,200,000	0.300	02/01/17	3,200,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase & Co.)(a)
9,015,000	0.300	02/01/17	9,015,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-11277 Series 2007 (Citibank N.A. SPA)(a)
$5,070,000	0.300%	02/01/15	$5,070,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA)
31,800,000	0.300	02/01/33	31,800,000
San Antonio Water System VRDN RB Putters Series 2009-3340 (JPMorgan Chase & Co. SPA)(a)
6,890,000	0.300	11/15/16	6,890,000
Spring Branch GO VRDN Putters Series 2009-3377 (PSF-GTD) (JPMorgan Chase & Co. SPA)(a)
4,500,000	0.300	02/01/15	4,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Floaters Series 2007-1761 (Morgan Stanley & Co.)(a)
9,875,000	0.310	02/15/36	9,875,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Floaters Series 2007-1762 (Morgan Stanley Municipal Products)(a)
4,675,000	0.310	02/15/36	4,675,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Floaters Series 2008-2834 (Morgan Stanley & Co.)(a)
11,970,000	0.300	02/15/36	11,970,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Health Resources Series 2008 A (Texas Health Resources SPA)
4,300,000	0.290	11/15/33	4,300,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Texas Health Resources Series 2008 B
11,960,000	0.270	11/15/33	11,960,000
Tarrant County Cultural Educational Facilities Finance Corp. VRDN RB ROCS RR-II R-11857 Series 2010 D (Citibank N.A.)(a)
4,200,000	0.310	05/15/36	4,200,000
Tarrant County Health Facilities Development Corp. Hospital VRDN RB Cook Childrens Medical Center Series 2010 B
14,615,000	0.270	12/01/39	14,615,000
Tarrant County Health Resources VRDN RB Series 2008-1197 (Bank of America N.A. SPA)(a)
4,375,000	0.320	11/15/47	4,375,000
Tarrant County Health Resources VRDN RB Series 2008-1201 (Bank of America N.A. SPA)(a)
5,790,000	0.320	02/15/36	5,790,000
Texas A&M University Municipal Trust Receipts VRDN RB Floaters Series 2010-39W (Barclays Bank PLC)(a)
2,500,000	0.310	05/15/39	2,500,000
Texas State GO VRDN Floater Trust Series 2010-18B (Barclays Bank PLC)(a)
7,730,000	0.310	04/01/37	7,730,000
Texas State GO VRDN Floaters Series 2010-3197 (Morgan Stanley & Co.)(a)
5,360,000	0.310	04/01/37	5,360,000
Texas State TRANS Series 2010
379,450,000	2.000	08/31/11	384,053,177
Texas State TRANS VRDN RB Putters Series 2010-3812 (JPMorgan Chase & Co.)(a)
34,860,000	0.280	08/31/11	34,860,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase & Co. SPA)(a)
6,635,000	0.300	04/01/15	6,635,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase & Co. SPA)(a)
14,395,000	0.300	04/01/15	14,395,000
Texas State Transportation GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank N.A. SPA)(a)
7,540,000	0.290	04/01/29	7,540,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo Bank N.A.)(a)
7,710,000	0.300	02/15/34	7,710,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
University of Texas CP Series 2010
$9,000,000	0.280%	01/03/11	$9,000,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA)(a)
4,965,000	0.300	07/01/13	4,965,000
University of Texas RB Financing System Series 2001 B
4,500,000	5.375	08/15/11	4,657,584
University of Texas VRDN RB ROCS-RR-II R-11077 Series 2007 (Citibank N.A. SPA)(a)
4,085,000	0.300	02/15/15	4,085,000

			1,497,394,065

Utah — 1.8%
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C
4,580,000	0.270	05/15/36	4,580,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 D (Wells Fargo & Co. SPA)
2,505,000	0.260	05/15/37	2,505,000
Riverton Hospital Revenue VRDN RB for IHC Health Services, Inc. Putters Series 2007-1762 (JPMorgan Chase & Co. SPA)(a)
54,500,000	0.300	05/15/12	54,500,000
State of Utah GO VRDN Floaters Series 2009-2987 (Morgan Stanley & Co.)(a)
2,200,000	0.300	07/01/22	2,200,000
University of Utah VRDN RB Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co. SPA)
6,000,000	0.300	04/01/27	6,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A. SPA)
40,000,000	0.270	05/15/35	40,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A. SPA)
47,500,000	0.270	05/15/35	47,500,000
Utah Transportation Authority Austin Trust Certificates VRDN RB Series 2008-3045X (AGM) (Bank of America N.A.)(a)
2,500,000	0.320	06/15/36	2,500,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen-Thueringen SPA)
3,320,000	0.280	02/15/31	3,320,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (U.S. Bank N.A. SPA)
5,000,000	0.260	02/15/32	5,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA)
30,000,000	0.280	02/15/35	30,000,000

			198,105,000

Virginia — 1.0%
City of Richmond CP Series 2010 (Bank of America N.A. LOC)
10,500,000	0.350	12/02/10	10,500,000
Fairfax County Economic Development Authority VRDN RB Smithsonian Institute Series 2003 A (Bank of America N.A. SPA)
5,000,000	0.320	12/01/33	5,000,000
Fairfax County IDA VRDN RB for Inova Health System Floaters Series 2005-1168 (Morgan Stanley Municipal Products)(a)
3,330,000	0.310	08/15/23	3,330,000
Fairfax County IDA VRDN RB for Inova Health System Project ROCS-RR-II R-11733 Series 2009 (Citibank N.A. SPA)(a)
6,660,000	0.280	11/15/29	6,660,000
Fairfax County VRDN RB for Inova Health System Project Putters Series 2009-3394 (JPMorgan Chase & Co. SPA)(a)
5,495,000	0.300	11/15/29	5,495,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Virginia — (continued)
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 D
$17,500,000	0.300%	02/15/38	$17,500,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 E
10,000,000	0.250	02/15/38	10,000,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA)(a)
14,775,000	0.300	06/01/37	14,775,000
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 B (Wachovia Bank N.A. SPA)
1,895,000	0.280	02/01/26	1,895,000
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 C (Wachovia Bank N.A. SPA)
4,565,000	0.280	02/01/26	4,565,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (Bank of America N.A. SPA)
11,500,000	0.320	08/01/34	11,500,000
Virginia Commonwealth University Health System Authority VRDN RB General Series 2005 C (AMBAC) (Wachovia Bank N.A. LOC)
1,725,000	0.350	07/01/30	1,725,000
Virginia State Public School Authority RB for School Educational Technology Notes Series 2010 X
10,790,000	2.000	04/15/11	10,855,549
Virginia State Resources Authority Clean Water VRDN RB Floaters Series 2008-2917 (Morgan Stanley Municipal Products SPA)(a)
4,490,000	0.310	10/01/28	4,490,000
Virginia State Resources Authority VRDN RB Clean Water Putters Series 2008-3036 (JPMorgan Chase & Co. SPA)(a)
3,370,000	0.300	10/01/15	3,370,000

			111,660,549

Washington — 1.7%
Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase & Co. SPA)(a)
7,995,000	0.300	07/01/14	7,995,000
Energy Northwest Electric VRDN RB Putters Series 2008-2965 (JPMorgan Chase & Co. SPA)(a)
4,800,000	0.300	01/01/12	4,800,000
King County CP Series 2010 A (Bayerische Landesbank SPA)
36,200,000	0.340	12/01/10	36,200,000
King County GO VRDN Series 2009 A (Bank of America N.A. SPA)
31,750,000	0.350	06/01/29	31,750,000
King County Municipal Trust Receipts VRDN RB Floater Series 2010-66W (Barclays Bank PLC)(a)
2,500,000	0.310	01/01/33	2,500,000
King County Sewer District Municipal Trust Receipts GO VRDN Floater Series 2009-1W Reg. D (AGC-ICC) (Barclays Bank PLC)(a)
7,000,000	0.310	01/01/39	7,000,000
King County Sewer District Puttable Floating Option Tax-Exempt Receipt VRDN RB P-Floats-PT-4685 Series 2010 (Merrill Lynch & Co.)(a)
7,500,000	0.320	01/01/45	7,500,000
King County Sewer System VRDN RB Junior Lien Series 2001 A (Landesbank Hessen-Thueringen LOC)
5,625,000	0.360	01/01/32	5,625,000
King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC)
17,150,000	0.300	01/01/32	17,150,000
King County VRDN RB Floater Certificates Series 2008 46C (Wells Fargo Bank N.A. SPA)
9,940,000	0.300	01/01/40	9,940,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Washington — (continued)
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase & Co. SPA)(a)
$4,500,000	0.300%	01/01/16	$4,500,000
Washington State GO VRDN Putters Series 2008-3054 (JPMorgan Chase & Co. SPA)(a)
3,035,000	0.300	07/01/13	3,035,000
Washington State GO VRDN Putters Series 2008-3087 (JPMorgan Chase & Co. SPA)(a)
2,080,000	0.300	07/01/16	2,080,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank & Co.)(a)
10,000,000	0.300	02/01/17	10,000,000
Washington State GO VRDN Series 1996 A (Landesbank Hessen-Thueringen SPA)
5,400,000	0.320	06/01/20	5,400,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA)(a)
10,635,000	0.320	10/01/35	10,635,000
Washington State Health Care Facilities Authority VRDN RB Seattle Children’s Hospital Floater Certificates Series 2009 51C (Wells Fargo & Co.)(a)
10,990,000	0.300	10/01/38	10,990,000
Washington State Health Care Facilities Authority VRDN RB Swedish Health Services, Inc. Series 2009 B (U.S. Bank N.A. LOC)
2,000,000	0.270	11/15/39	2,000,000
Washington State Higher Education Facilities Authority VRDN RB Refunding for Seattle Pacific University Series 2008 (U.S. Bank N.A. LOC)
11,330,000	0.320	10/01/30	11,330,000

			190,430,000

Wisconsin — 1.3%
University of Wisconsin Hospitals & Clinics Authority VRDN RB Refunding Series 2008 B (GO of Authority) (U.S. Bank N.A. LOC)
4,100,000	0.270	04/01/34	4,100,000
Wisconsin State Ascension Health Authority VRDN RB Austin Trust Certificates Series 2008-1155 (Bank of America N.A. SPA)(a)
8,550,000	0.320	11/15/31	8,550,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2003 B (AGM)
22,375,000	0.600	01/20/11	22,375,000
20,000,000	0.650	04/01/11	20,000,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2010
7,400,000	0.400	01/04/11	7,400,000
11,475,000	0.600	01/11/11	11,475,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Children’s Hospital Floater Certificates Series 2009-58C (Wells Fargo & Co.)(a)
9,815,000	0.280	08/15/37	9,815,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Floater Trust for Children’s Hospital Series 2009-15W (Barclays Bank PLC)(a)
5,250,000	0.310	08/15/37	5,250,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health System Floater Series 2009-3122X (Morgan Stanley Municipal Products)(a)
23,135,000	0.300	04/01/39	23,135,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health System Putters Series 2009-3613 (JPMorgan Chase & Co.)(a)
8,660,000	0.300	04/01/29	8,660,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Ministry Health Care, Inc. Series 2010 C
20,000,000	0.350	08/01/36	20,000,000

			140,760,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Wyoming — 0.2%
Uinta County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993
$18,600,000	0.250%	08/15/20	$18,600,000

TOTAL INVESTMENTS — 99.9%			$11,044,644,136

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			11,895,084

NET ASSETS — 100.0%			$11,056,539,220

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2010, these securities amounted to $3,101,138,450 or approximately 28.0% of net assets.

(b) All or a portion represents a forward commitment.

(c) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At November 30, 2010, these securities amounted to $11,995,000 or approximately 0.1% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset date, which is based upon current interest rate indices.

Maturity dates represent either the final maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	— Associated General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
DOT	— Department of Transportation
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IHC	— International Health Care
ISD	— Independent School District
LOC	— Letter of Credit
LTD	— Limited
MF Hsg.	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Treasury Obligations — 105.8%
United States Treasury Bills
$1,705,400,000	0.125%		12/02/10	$1,705,394,079
3,493,000,000	0.105		12/09/10	3,492,914,705
3,718,000,000	0.125		12/16/10	3,717,803,740
40,100,000	0.125		12/23/10	40,096,937
125,500,000	0.135		12/23/10	125,489,646
253,600,000	0.150		12/23/10	253,576,753
2,067,200,000	0.175	(a)	12/30/10	2,066,918,631
146,500,000	0.125		01/13/11	146,478,127
400,000,000	0.130		01/13/11	399,937,889
44,200,000	0.135		01/13/11	44,192,873
2,600,000,000	0.160		01/20/11	2,599,422,222
1,000,000,000	0.155	(a)	01/27/11	999,758,889
United States Treasury Notes
274,000,000	0.875		12/31/10	274,128,215
87,000,000	0.875		04/30/11	87,219,654
218,000,000	4.875		04/30/11	222,158,208
200,000,000	5.125		06/30/11	205,411,458
201,000,000	1.000		07/31/11	201,828,351
36,000,000	4.875		07/31/11	37,065,269
100,000,000	1.000		08/31/11	100,511,101
400,000,000	1.000		09/30/11	402,271,115
725,000,000	1.000		10/31/11	729,800,864
100,000,000	0.750		11/30/11	100,423,594

TOTAL INVESTMENTS — 105.8%				$17,952,802,320

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%				(992,185,434)

NET ASSETS — 100.0%				$16,960,616,886

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 21.5%
United States Treasury Notes
$463,000,000	0.875%	12/31/10	$463,217,724
74,000,000	0.875	04/30/11	74,186,832
184,000,000	4.875	04/30/11	187,509,680
350,000,000	5.125	06/30/11	359,469,990
249,000,000	1.000	07/31/11	250,026,839
31,000,000	4.875	07/31/11	31,917,315
229,000,000	1.000	08/31/11	230,185,395
175,000,000	1.000	09/30/11	175,979,450
675,000,000	1.000	10/31/11	679,465,038
100,000,000	0.750	11/30/11	100,423,593

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$2,552,381,856

Repurchase Agreements(a) — 78.4%
Barclays Capital, Inc.
$250,000,000	0.230%	12/01/10	$250,000,000
Maturity Value: $250,001,597
Collateralized by U.S. Treasury Notes, 3.125% to 4.875%, due 07/31/11 to 09/30/13. The aggregate market value of the collateral, including accrued interest, was $255,000,067.
HSBC Securities (USA), Inc.
500,000,000	0.230	12/01/10	500,000,000
Maturity Value: $500,003,194
Collateralized by U.S. Treasury Bonds, 3.500% to 5.250%, due 11/15/28 to 02/15/39 and U.S. Treasury Notes, 3.375% to 3.875%, due 05/15/18 to 11/15/19. The aggregate market value of the collateral, including accrued interest, was $510,004,744.

Joint Repurchase Agreement Account I
8,310,800,000	0.239	12/01/10	8,310,800,000
Maturity Value: $8,310,855,174
UBS Securities LLC
257,700,000	0.210	12/01/10	257,700,000
Maturity Value: $257,701,503
Collateralized by U.S. Treasury Notes, 1.000% to 1.125%, due 12/15/12 to 07/15/13. The aggregate market value of the collateral, including accrued interest, was $262,854,052.

TOTAL REPURCHASE AGREEMENTS			$9,318,500,000

TOTAL INVESTMENTS — 99.9%			$11,870,881,856

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			11,139,685

NET ASSETS — 100.0%			$11,882,021,541

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on November 30, 2010. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — It is the Funds’ policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended, which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances established by the trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of November 30, 2010. While assets are reported at amortized cost, the Levels below are based on valuation characteristics of the investments’ market value.

Federal	Level 1	Level 2	Level 3

U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$8,626,146,083	$6,436,861,090	$—

Government	Level 1	Level 2	Level 3

U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$406,873,196	$10,397,047,268	$—
Corporate Obligations (including repurchase agreements)	—	26,173,221,657	—

Total	$406,873,196	$36,570,268,925	$—

Money Market	Level 1	Level 2	Level 3

U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$79,019,515	$2,739,738,919	$—
Corporate Obligations (including repurchase agreements and time deposits)	—	19,277,236,762	—
Municipal Debt Obligations	—	596,666,470	—

Total	$79,019,515	$22,613,642,151	$—

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Prime Obligations	Level 1	Level 2	Level 3

U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$127,753,761	$5,597,607,487	$—
Corporate Obligations (including repurchase agreements and time deposits)	—	20,005,749,071	—
Municipal Debt Obligations	—	1,372,342,694	—

Total	$127,753,761	$26,975,699,252	$—

Tax-Exempt California	Level 1	Level 2	Level 3

Municipal Debt Obligations	$—	$244,608,553	$—

Tax-Exempt New York	Level 1	Level 2	Level 3

Municipal Debt Obligations	$—	$163,512,561	$—

Tax-Free Money Market	Level 1	Level 2	Level 3

Municipal Debt Obligations	$—	$11,044,644,136	$—

Treasury Instruments	Level 1	Level 2	Level 3

U.S. Treasury Obligations	$17,952,802,320	$—	$—

Treasury Obligations	Level 1	Level 2	Level 3

U.S. Treasury Obligations	$2,552,381,856	$—	$—
Corporate Obligations (including repurchase agreements)	—	9,318,500,000	—

Forward Commitment Transactions — The Funds may enter into forward commitment transactions which involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations when entering into a forward commitment.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. Under these agreements, the Fund is permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT I — At November 30, 2010, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Fund	Principal Amount

Government	$103,100,000

Money Market	39,500,000

Prime Obligations	30,300,000

Treasury Obligations	8,310,800,000

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Barclays Capital, Inc.	$663,700,000	0.230%	12/01/10	$663,704,240

BNP Paribas Securities Co.	500,000,000	0.240	12/01/10	500,003,333

Credit Suisse Securities (USA) LLC	645,000,000	0.240	12/01/10	645,004,300

Deutsche Bank Securities, Inc.	1,040,000,000	0.240	12/01/10	1,040,006,934

JPMorgan Securities	2,250,000,000	0.240	12/01/10	2,250,015,000

RBS Securities, Inc.	2,500,000,000	0.240	12/01/10	2,500,016,667

UBS Securities LLC	250,000,000	0.220	12/01/10	250,001,528

UBS Securities LLC	635,000,000	0.240	12/01/10	635,004,233

TOTAL				$8,483,756,235

At November 30, 2010, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	12/02/10 to 09/22/11

U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/11 to 02/15/37

U.S. Treasury Notes	0.750 to 9.875	01/31/11 to 05/15/20

U.S. Treasury Principal-Only Stripped Securities	0.000	02/15/11 to 08/15/20

The aggregate market value of the collateral, including accrued interest, was $8,653,381,522.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2010, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Government	$20,690,000,000

Money Market	5,895,000,000

Prime Obligations	7,270,000,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Barclays Capital, Inc.	$11,093,500,000	0.230%	12/01/10	$11,093,570,875

BNP Paribas Securities Co.	7,000,000,000	0.240	12/01/10	7,000,046,667

BNP Paribas Securities Co.	3,500,000,000	0.250	12/01/10	3,500,024,306

Citibank N.A.	250,000,000	0.260	12/01/10	250,001,806

Citigroup Global Markets, Inc.	1,750,000,000	0.260	12/01/10	1,750,012,639

Credit Suisse Securities (USA) LLC	250,000,000	0.230	12/01/10	250,001,597

Credit Suisse Securities (USA) LLC	270,000,000	0.240	12/01/10	270,001,800

Deutsche Bank Securities, Inc.	3,435,000,000	0.250	12/01/10	3,435,023,854

JPMorgan Securities	455,000,000	0.250	12/01/10	455,003,160

Merrill Lynch & Co., Inc.	2,840,000,000	0.250	12/01/10	2,840,019,722

RBS Securities, Inc.	1,000,000,000	0.260	12/01/10	1,000,007,222

UBS Securities LLC	305,000,000	0.230	12/01/10	305,001,949

UBS Securities LLC	500,000,000	0.240	12/01/10	500,003,333

UBS Securities LLC	500,000,000	0.250	12/01/10	500,003,473

Wells Fargo Securities LLC	3,450,000,000	0.250	12/01/10	3,450,023,959

TOTAL				$36,598,746,362

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
At November 30, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	4.550 to 7.350%	03/07/11 to 10/29/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	12/22/10 to 09/14/35

Federal Home Loan Mortgage Corp.	0.000 to 8.000	12/02/10 to 12/01/40

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	01/15/12 to 03/15/31

Federal Home Loan Mortgage Corp. Principal-Only Stripped Security	0.000	11/15/13

Federal National Mortgage Association	0.000 to 10.350	12/15/10 to 06/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/12 to 11/15/30

Federal National Mortgage Association Principal-Only Stripped Security	0.000	03/23/28

Government National Mortgage Association	4.000 to 6.000	03/15/24 to 11/20/40

U.S. Treasury Bills	0.000	12/02/10 to 09/22/11

U.S. Treasury Bonds	4.375 to 4.500	08/15/39 to 05/15/40

U.S. Treasury Inflation Protected Securities	1.250 to 3.875	07/15/13 to 04/15/29

U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/11 to 11/15/26

U.S. Treasury Notes	0.375 to 9.000	03/31/11 to 08/15/20

U.S. Treasury Principal-Only Stripped Security	0.000	02/15/11

The aggregate market value of the collateral, including accrued interest, was $37,342,083,679.
Interest Rate Risk — In a declining interest rate environment, low yields on the Funds’ securities may have an adverse impact on the Funds’ ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as FST Class B and FST Class C Distribution and Service fees, FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Premier fees, FST Service fees, FST Resource fees, FST CMS fees, transfer agency and management fees) which can fluctuate daily.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
Portfolio Concentration Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a large percentage of their assets in obligations of issuers within certain states, which makes them subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
     In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events currently affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the Funds’ income, NAV and ability to preserve capital or liquidity could be adversely affected.
Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principle Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPLE EXECUTIVE OFFICER

Date	January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPLE EXECUTIVE OFFICER

Date	January 26, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	January 26, 2011

* Print the name and title of each signing officer under his or her signature.